Loan Level Exception Report

Run Date - 11/17/2017 8:43:50 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	General Comments	Primary Guideline	Loan Data 1
200308748	TX	Primary	Refinance Cash-out - Other	Yes	10/06/2015	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.						NPL
200309389				OH		Primary	Refinance Cash-out - Other			10/06/2015	1			1								Prior Collapse Diligence
200328654				MI		Primary	Refinance Cash-out - Other			10/30/2015	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-02-22): copy of final TIL received clearing exception					HOEPA 2
200351047				MO		Primary	Refinance Cash-out - Other		Yes	11/30/2015	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Collapse 7 -11/24/2015
202333301				GA		Primary	Refinance Cash-out - Other			09/09/2017	1			1								Reperforming
202333312				NJ		Primary	Refinance Cash-out - Debt Consolidation			09/09/2017	1			1								NJ State Specific
202333317				NJ		Investment	Purchase			09/09/2017	1			1								NJ State Specific
202333322	TX	Primary	Refinance Rate/Term	Yes	09/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202333323	TN	Primary	Purchase	No	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333324	TX	Primary	Refinance Rate/Term	Yes	09/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202333325				NJ		Investment	Purchase			09/09/2017	1			1								NJ State Specific
202333326				NJ		Primary	Refinance Limited Cash-out GSE		Yes	09/10/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202333328				TX		Second Home	Refinance Rate/Term			09/09/2017	1			1								Texas
202333330				NJ		Primary	Refinance Cash-out - Other			09/09/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $455,905.98 is underdisclosed from calculated Finance Charge of $456,368.90 in the amount of $462.92.						NJ State Specific
202333331				TX		Primary	Refinance Rate/Term			09/09/2017	1			1								Texas
202333337	TX	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333343	PA	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333376	MI	Primary	Purchase	No	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333426	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333456	LA	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333458	NV	Second Home	Purchase	No	09/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333479	MS	Primary	Purchase	No	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333483	MI	Primary	Purchase	No	09/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333488	TX	Primary	Purchase	No	09/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/26/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333503	AL	Primary	Purchase	No	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333507				NY		Primary	Refinance Cash-out - Debt Consolidation			09/12/2017	1			1								Reperforming
202333542	TX	Primary	Purchase	No	09/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333545	NC	Primary	Refinance Cash-out - Debt Consolidation	10/08/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						Reperforming
202333575	CA	Investment	Purchase	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2003.						Reperforming
202333590	MI	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/18/1999.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI is 1% - note states 6 month interest. Lender is Old Kent Mortgage Company, A Michigan Corporation..

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Reperforming
202333614	AL	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333621	SC	Primary	Purchase	No	10/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333626				NC		Investment	Purchase			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.						Reperforming
202333629	TX	Primary	Refinance Rate/Term	Yes	09/18/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202333641				TX		Investment	Refinance Cash-out - Other			09/18/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/01/2004.						TX -Cashout Refi
202333643				TX		Investment	Refinance Rate/Term			09/09/2017	1			1								Texas
202333657				TN		Investment	Refinance Cash-out - Other			09/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2004.						Reperforming
202333669	LA	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333695				FL		Primary	Refinance Cash-out - Debt Consolidation			09/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/31/2003.						Reperforming
202333702	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/20/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333703	SC	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333710				TX		Investment	Refinance Cash-out - Other			09/18/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2004.						TX -Cashout Refi
202333711	TX	Investment	Refinance	UTD	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: Documents provided were not for the subject lien.
															GENERAL COMMENT (2017-10-11): 10.11.2017: Received additional documentation, however the documentation provided does not match the tape information, still missing documentation for the subject loan.							TX -Cashout Refi
202333712				TX		Investment	Refinance Cash-out - Other			09/24/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2004.						TX -Cashout Refi
202333716	CA	Primary	Refinance Cash-out - Other	Yes	09/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333717	TX	Primary	Refinance Rate/Term	09/18/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.18151% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 1.18151%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/28/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						Texas
202333725				TX		Investment	Refinance Cash-out - Other			09/18/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/12/2003.						TX -Cashout Refi
202333736				TX		Investment	Refinance Cash-out - Other			09/18/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.						TX -Cashout Refi
202333742	NH	Primary	Refinance Cash-out - Debt Consolidation	09/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2004.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Reperforming
202333745	TX	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333753	TX	Primary	Refinance Rate/Term	Yes	09/18/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2003.

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202333756				NM		Investment	Purchase			09/09/2017	1			1								Reperforming
202333764				TX		Primary	Refinance Rate/Term			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.						Texas
202333768	NC	Primary	Purchase	09/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2000.						Reperforming
202333770	TX	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333772				NC		Primary	Purchase			09/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2004.						Reperforming
202333778				WI		Primary	Refinance Cash-out - Debt Consolidation			09/12/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						Reperforming
202333781				NJ		Primary	Refinance Rate/Term			10/05/2017	1			1								Reperforming
202333788	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/07/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333809	NY	Primary	Purchase	No	09/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333817	TX	Primary	Refinance Rate/Term	Yes	09/18/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/03/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 05/03/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202333822	TN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333830	WA	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2000.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Reperforming
202333831				OH		Investment	Purchase			09/09/2017	1			1								Reperforming
202333838	FL	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333845	IL	Primary	Purchase	No	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333848	CA	Primary	Refinance Rate/Term	09/20/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,385,314.34 is underdisclosed from calculated Finance Charge of $1,385,490.79 in the amount of $176.45.
EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $125, wire fee of $50, and reimburse messenger fee of $25 as prepaid finance charges. TIL Itemization only disclosed closing fee in the amount of $600, however, final HUD reflects 650.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						Reperforming
202333851	FL	Primary	Refinance Cash-out - Debt Consolidation	10/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,254.33 is underdisclosed from calculated Finance Charge of $216,534.41 in the amount of $280.08.
																EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing Itemization of Prepaid Finance Charges.						Reperforming
202333856	GA	Primary	Purchase	Yes	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333861	GA	Primary	Refinance Cash-out - Debt Consolidation	09/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,099.48 is underdisclosed from calculated Finance Charge of $329,217.44 in the amount of $23,117.96.
																EXCEPTION INFO: Index reflects 5.77 which is outside of the lookback period.						Reperforming
202333862				OK		Primary	Refinance Cash-out - Other			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2003.						Reperforming
202333863	UT	Primary	Refinance Rate/Term	09/20/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $712,054.68 is underdisclosed from calculated Finance Charge of $712,249.56 in the amount of $194.88.
																EXCEPTION INFO: TIL itemization did not disclose an Settlement fee of $120, or a Title courier fee of $75 as prepaid finance charges						Reperforming
202333866				LA		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2003.						Reperforming
202333881	IN	Primary	Refinance Cash-out - Other	Yes	09/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333885	NE	Primary	Purchase	No	09/17/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2003.

[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333890				PA		Primary	Purchase			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2003.						Reperforming
202333903				MA		Primary	Refinance Rate/Term			09/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.						Reperforming
202333904				NV		Primary	Refinance Cash-out - Debt Consolidation			09/14/2017	1			1								Reperforming
202333914				SC		Investment	Purchase			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2003.						Reperforming
202333915				CA		Primary	Purchase			09/14/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.							Reperforming
202333934	OK	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333941	IL	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333943	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/17/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333969	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/16/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202333974				DE		Primary	Purchase			09/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2002.						Reperforming
202333975				MN		Primary	Refinance Rate/Term			10/05/2017	1			1								Reperforming
202333976	GA	Primary	Purchase	09/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2004.						Reperforming
202333982				NC		Primary	Purchase			10/11/2017	1			1								Reperforming
202333998	NM	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334003	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/06/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334010	IN	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334026	PA	Primary	Purchase	No	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.
EXCEPTION INFO: Missing application.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																EXCEPTION INFO: Missing final til.						Reperforming
202334068				CO		Primary	Purchase			09/13/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2004.						Reperforming
202334088				TX		Primary	Purchase			09/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2004.						Reperforming
202334090	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/15/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334104	OH	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.						Reperforming
202334107	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/18/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334127	FL	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334140	NC	Primary	Purchase	Yes	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334141				MI		Primary	Purchase			10/08/2017	1			1								Reperforming
202334155	OH	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334171	LA	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334190	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334206	TX	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334210	TN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334221	CA	Primary	Purchase	09/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Reperforming
202334252				AZ		Investment	Purchase			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2003.						Reperforming
202334254				NJ		Investment	Purchase			09/09/2017	1			1								Reperforming
202334275	IL	Primary	Purchase	No	09/14/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334313	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334323	MS	Primary	Refinance Rate/Term	Yes	09/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334324	PA	Primary	Purchase	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/15/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Reperforming
202334351	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334361				OH		Investment	Purchase			09/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2004.						Reperforming
202334369	FL	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334370	MD	Primary	Refinance Cash-out - Other	Yes	09/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/12/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334373	NY	Primary	Refinance Rate/Term	Yes	09/14/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334408	GA	Primary	Refinance Cash-out - Other	09/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/13/2004.						Reperforming
202334409				FL		Investment	Purchase			09/14/2017	1			1								Reperforming
202334437	AL	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334444	TX	Primary	Purchase	No	09/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/22/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334445	GA	Primary	Refinance Cash-out - Other	Yes	09/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/24/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334458	TN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334478				NC		Primary	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/1999.						Reperforming
202334489	TX	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334490	NJ	Primary	Purchase	Yes	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202334491	TX	Primary	Refinance Rate/Term	Yes	09/18/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334492				NJ		Primary	Purchase			09/12/2017	1			1								NJ State Specific
202334493				NJ		Investment	Purchase			09/12/2017	1			1								NJ State Specific
202334494	TX	Primary	Refinance Rate/Term	Yes	09/17/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334495	TX	Primary	Refinance Rate/Term	Yes	09/18/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334496				TX		Primary	Refinance Rate/Term			09/17/2017	1			1								Texas
202334498	AL	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202334500				TX		Investment	Refinance Rate/Term			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2003.						TX -Cashout Refi
202334501				TX		Investment	Refinance Cash-out - Debt Consolidation			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2004.						TX -Cashout Refi
202334502	TX	Primary	Refinance Rate/Term	Yes	09/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334503	NJ	Primary	Refinance Cash-out - Other	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/06/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,548.58 is underdisclosed from calculated Finance Charge of $111,598.73 in the amount of $50.15.
																EXCEPTION INFO: The reason for the under-disclosure is the $50.00 Notice of Settlement charge on the HUD1.						NJ State Specific
202334504	NJ	Primary	Refinance Rate/Term	Yes	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202334505				NJ		Primary	Purchase			09/14/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,685.58 is underdisclosed from calculated Finance Charge of $448,468.57 in the amount of $782.99.						NJ State Specific
202334506	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202334510	TX	Primary	Refinance Rate/Term	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/10/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,398.45 is underdisclosed from calculated Finance Charge of $215,898.26 in the amount of $499.81.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Texas
202334603				TX		Primary	Refinance Rate/Term			09/17/2017	2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						Texas
202334608	NJ	Primary	Purchase	09/14/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/11/2003.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.61400% is underdisclosed from calculated APR of 8.94509% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,406.36 is underdisclosed from calculated Finance Charge of $290,854.99 in the amount of $9,448.63.						NJ State Specific
202334610	TX	Investment	Refinance Cash-out - Other	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/25/2003.						TX -Cashout Refi
202334611	TX	Primary	Refinance Cash-out - Debt Consolidation	10/12/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.86273% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 3.86273%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						TX -Cashout Refi
202334622	TX	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334623				NJ		Investment	Purchase			09/24/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2003.						NJ State Specific
202334625				TX		Investment	Refinance Cash-out - Debt Consolidation			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/17/2003.						TX -Cashout Refi
202334626	TX	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334639	TX	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334644	TX	Primary	Refinance Rate/Term	Yes	10/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334649	TX	Primary	Refinance Rate/Term	Yes	09/22/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334671	TX	Investment	Refinance Rate/Term	09/18/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/27/2000.						Texas
202334764	NJ	Primary	Refinance Cash-out - Other	09/17/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of NJ-note states 1%/1%/1%/1%/1%. Lender is Wilmington Finance.						NJ State Specific
202334765				TX		Primary	Refinance Limited Cash-out GSE			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2004.						Texas
202334766				MA		Primary	Refinance Cash-out - Debt Consolidation			09/14/2017	1			1								MA State Specific
202334767	MA	Primary	Purchase	09/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						MA State Specific
202334768				IN		Primary	Refinance Rate/Term			09/12/2017	1			1								Indiana State Specific
202334770				NJ		Primary	Refinance Cash-out - Debt Consolidation			09/18/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						NJ State Specific
202334771				IN		Primary	Refinance Cash-out - Debt Consolidation			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2005.						Indiana State Specific
202334772				IN		Primary	Purchase			09/14/2017	1			1								Indiana State Specific
202334773	TX	Primary	Refinance Cash-out - Debt Consolidation	09/19/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.55206% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 0.55206%.)	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2004.						Texas
202334774				NJ		Primary	Refinance Cash-out - Debt Consolidation			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2005.						NJ State Specific
202334775	MA	Primary	Purchase	09/17/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/27/2004.						MA State Specific
202334776	MA	Primary	Purchase	09/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2004.						MA State Specific
202334777	TX	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334778	TX	Primary	Refinance Cash-out - Other	09/17/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/2005.						Texas
202334780	TX	Primary	Refinance Cash-out - Debt Consolidation	09/18/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,430.26 is underdisclosed from calculated Finance Charge of $105,491.56 in the amount of $61.30.
																EXCEPTION INFO: TIL itemization did not disclose a tax certificate fee of $64.95 as a prepaid finance charge.						Texas
202334781				MA		Primary	Refinance Cash-out - Debt Consolidation			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/2004.						MA State Specific
202334782	TX	Primary	Refinance Cash-out - Other	09/18/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.						Texas
202334783				MA		Primary	Refinance Cash-out - Debt Consolidation			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2004.						MA State Specific
202334822	TX	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202334921	TX	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202335013				TX		Investment	Refinance Cash-out - Other			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/24/2003.						TX -Cashout Refi
202335016				TX		Investment	Refinance Cash-out - Other			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2002.						TX -Cashout Refi
202335027				TX		Primary	Refinance Rate/Term			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2004.						Texas
202335036				TX		Primary	Refinance Rate/Term			09/18/2017	1			1								TX -Cashout Refi
202335055				TX		Investment	Refinance Cash-out - Other			09/18/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/04/2003.						TX -Cashout Refi
202335087				TX		Investment	Refinance Cash-out - Other			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2003.						TX -Cashout Refi
202335088				TX		Investment	Refinance Rate/Term			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/24/2003.						TX -Cashout Refi
202335104	TX	Primary	Refinance Cash-out - Other	09/18/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.
															EXCEPTION INFO: Missing date and signature.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.						TX -Cashout Refi
202335112	TX	Primary	Refinance Rate/Term	09/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/18/2004.						Texas
202335129				TX		Investment	Refinance Cash-out - Other			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2003.						TX -Cashout Refi
202335135				NJ		Investment	Purchase			09/11/2017	1			1								NJ State Specific
202335137				TX		Investment	Refinance Cash-out - Other			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2003.						TX -Cashout Refi
202335146	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202335150				SC		Primary	Refinance Cash-out - Other			09/12/2017	1			1								Reperforming
202335161				OR		Investment	Refinance Cash-out - Other			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2002.						Reperforming
202335170				PA		Primary	Refinance Cash-out - Debt Consolidation			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/10/2000.						Reperforming
202335173				MD		Primary	Purchase			09/12/2017	1			1								Reperforming
202335190	PA	Primary	Refinance Cash-out - Other	09/14/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
EXCEPTION INFO: Final HUD-1 reflects the disbursement date of 8/11/2003, however the final TIL was signed on 10/6/2003.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/11/2003, prior to three (3) business days from transaction date of 10/06/2003.
EXCEPTION INFO: The loan disbursed on 8/11/03, however the borrowers did not sign the final TIL until 10/6/03.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																EXCEPTION INFO: The loan disbursed on 8/11/03 with a right to cancel expiration date of 10/6/03.						Reperforming
202335198	NC	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202335206				NY		Primary	Purchase			09/14/2017	1			1								Reperforming
202335208	MD	Primary	Refinance Cash-out - Other	09/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/21/2004.						Reperforming
202335217				FL		Primary	Purchase			09/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2005.						Reperforming
202335219				FL		Investment	Purchase			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/08/2002.						Reperforming
202335223	PA	Primary	Purchase	10/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/21/2003.						Reperforming
202335227				NH		Primary	Refinance Cash-out - Debt Consolidation			09/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/22/2004.						Reperforming
202335229	NJ	Primary	Refinance Rate/Term	09/21/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,168.42 is underdisclosed from calculated Finance Charge of $93,447.93 in the amount of $1,279.51.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						Reperforming
202335236				NY		Primary	Purchase			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/02/2003.						Reperforming
202335240	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/14/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202335247	NY	Primary	Refinance Cash-out - Debt Consolidation	09/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/25/2003.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $637,359.32 is underdisclosed from calculated Finance Charge of $639,929.58 in the amount of $2,570.26.						Reperforming
202346984	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	09/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 9-14-2030
202384017	CA	Primary	Purchase	No	10/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/18/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/18/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/18/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384018	WA	Primary	Refinance Cash-out - Other	10/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/15/2000.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Modified 9-25-2017
202384019	SC	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
EXCEPTION INFO: Disclosure missing.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Unable to locate booklet.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																EXCEPTION INFO: Notice of right to cancel missing.						Modified 9-25-2017
202384020	SC	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/13/2000.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Modified 9-25-2017
202384021	GA	Primary	Purchase	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2001.						Modified 9-25-2017
202384023	NM	Primary	Refinance Cash-out - Other	Yes	10/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/30/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384024	KS	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/1998.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384030	AZ	Primary	Refinance Rate/Term	Yes	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/07/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384031	IN	Primary	Refinance Cash-out - Other	Yes	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/17/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384033	LA	Primary	Refinance Rate/Term	Yes	09/29/2017	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/02/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384035	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/10/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384046	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/03/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384048	TX	Primary	Purchase	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2000.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Random
202384049	MD	Primary	Refinance Cash-out - Debt Consolidation	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 11.66100% is underdisclosed from calculated APR of 12.25636% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,390.73 is underdisclosed from calculated Finance Charge of $486,068.05 in the amount of $38,677.32.
																EXCEPTION INFO: Closing instructions indicate the Index used was 5.81%. The closest Index available in our look-back period is 6.68%.						Modified 9-25-2017
202384050	MI	Primary	Refinance Cash-out - Other	Yes	09/29/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384056	AL	Primary	Refinance Cash-out - Other	Yes	10/04/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/12/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384062	TN	Primary	Purchase	No	10/04/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/06/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384063	TX	Primary	Purchase	No	10/04/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384064	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/04/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/27/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384150	CO	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384152	AL	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384153	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384154	TX	Primary	Purchase	Yes	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384155	MS	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384156	IL	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384157	NH	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument is missing pages 3-15 of 15 in addition to notary date.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384159	CA	Primary	Refinance Rate/Term	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,117.79 is underdisclosed from calculated Finance Charge of $111,235.88 in the amount of $118.09.
EXCEPTION INFO: TIL itemization did not disclose a drawing fee of $50, an email fee of $50, a recording service fee of $95, a settlement fee of $250, and a courier fee of $85 partially offset by an itemized escrow fee of $300 and a credit report fee of $50 as prepaid finance charges.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Random
202384160	NC	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384161	FL	Primary	Purchase	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/08/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Modified 9-25-2017
202384162	OR	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384163	IL	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384164	TX	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384165	NY	Primary	Purchase	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/13/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Modified 9-25-2017
202384166	FL	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384167	WI	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384168	LA	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384169	NV	Investment	Refinance Cash-out - Other	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/08/2003.						Random
202384170	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384171	OH	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% of amount prepaid - note states 5% of the OPB. Lender is Metro Center Mortgage, Inc.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384172	IL	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384173	WA	Primary	Purchase	No	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/11/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384174	FL	Second Home	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384175	IL	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384176	NC	Primary	Refinance Cash-out - Other	Yes	10/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384178	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384179	SC	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state {SC) - Loan amounts $225,000 or less may be prepaid at any time without penalty. Lender is Regions bank.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384180	MO	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384181	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384182	IL	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384183	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384193	OH	Primary	Purchase	No	10/04/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384217	VA	Primary	Purchase	No	10/05/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/17/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Note prepayment penalty of 6 months interest is higher than 2%, which exceeds maximum per state of VA.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384222				SC		Primary	Refinance Cash-out - Other			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2003.						Modified 9-25-2017
202384223	GA	Primary	Purchase	Yes	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384225				TN		Investment	Purchase			10/04/2017	1			1								Random
202384226				IL		Primary	Purchase			10/04/2017	1			1								Modified 9-25-2017
202384227	IL	Primary	Purchase	10/04/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/22/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,991.58 is underdisclosed from calculated Finance Charge of $221,176.74 in the amount of $185.16.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Modified 9-25-2017
202384230				FL		Second Home	Purchase			10/04/2017	1			1								Modified 9-25-2017
202384237	OH	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384239				PA		Primary	Refinance Cash-out - Debt Consolidation			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2003.						Random
202384240	OH	Primary	Refinance Rate/Term	Yes	10/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384242	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384243	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/15/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state {MI) - max prepayment charge for a MI Fixed Rate loan is 1% of the prepayment - note states 6% of the outstanding balance. Lender is Regions Bank.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384244	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384245				PA		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2003.						Modified 9-25-2017
202384246	AL	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384247	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384253	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384255	FL	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384256				GA		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2003.						Random
202384258	CT	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384259	TX	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384261	IA	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384264				OH		Primary	Purchase			10/04/2017	1			1								Modified 9-25-2017
202384265	CA	Primary	Purchase	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384266	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MS) - Max prepayment charge for MS Fixed Rate loan is 5% during the first year, 4% during the second year, and 3% during the third year - Note states 6%,6%,6%. Lender is Regions Bank.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384268				OH		Investment	Refinance Cash-out - Debt Consolidation			10/04/2017	1			1								Modified 9-25-2017
202384270	KY	Primary	Refinance Cash-out - Other	Tested	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.						Modified 9-25-2017
202384272	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: No appraisal provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384273	MN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384274	IN	Primary	Purchase	No	10/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384275	CA	Investment	Purchase	10/09/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing
															EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 04/17/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.						Random
202384276	NJ	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384277	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384279	PA	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384281	FL	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384282				NC		Investment	Purchase			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.						Random
202384283	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384286	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384290	AL	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384291	AL	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384292	UT	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384293	MO	Primary	Refinance Cash-out - Debt Consolidation	10/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.						Modified 9-25-2017
202384296	NM	Primary	Purchase	No	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384301	WA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384339				OH		Investment	Refinance Rate/Term			10/04/2017	1			1								Random
202384341	GA	Primary	Purchase	Yes	10/11/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384342				NY		Primary	Purchase			10/11/2017	1			1								Modified 9-25-2017
202384343	PA	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384344	SC	Investment	Purchase	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2003.						Random
202384346	LA	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384347				MS		Primary	Purchase			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/24/2004.						Random
202384348				TX		Primary	Purchase			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2004.						Modified 9-25-2017
202384349	VA	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384350	OH	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384352				FL		Investment	Purchase			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.						Random
202384353	TN	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384354				FL		Primary	Purchase			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.						Random
202384355				MI		Primary	Refinance Rate/Term			10/08/2017	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.						Modified 9-25-2017
202384356				PA		Primary	Refinance Cash-out - Other			10/08/2017	1			1								Random
202384357	GA	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384358	RI	Primary	Refinance Cash-out - Other	Yes	09/29/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384359	TN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384361	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384362				MN		Second Home	Refinance Cash-out - Other			10/08/2017	1			1						The final title policy states that the property is leasehold; however, the title commitment and the appraisal disclose fee simple.		Random
202384363	AL	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202384364	NV	Primary	Purchase	No	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384367				AL		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	1			1								Modified 9-25-2017
202384368	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384373	NV	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384601				FL		Investment	Purchase			10/02/2017	1			1								Random
202384603				CA		Primary	Refinance Cash-out - Other			10/02/2017	1			1								Random
202384605				CA		Primary	Refinance Cash-out - Debt Consolidation			10/02/2017	1			1								Modified 9-25-2017
202384608				CA		Primary	Purchase			10/02/2017	1			1								Modified 9-25-2017
202384610				CA		Primary	Refinance Rate/Term			10/02/2017	1			1								Modified 9-25-2017
202384618				NY		Primary	Refinance Rate/Term			10/02/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.						Modified 9-25-2017
202384619	NY	Primary	Purchase	10/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/22/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $554,844.69 is underdisclosed from calculated Finance Charge of $556,678.72 in the amount of $1,834.03.
																EXCEPTION INFO: The Lender's TIL reflects MI fall off after 180 monthly payments, however, the audited TIL reflects MI should drop off after 192 months.						Modified 9-25-2017
202384620				MN		Investment	Purchase			10/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/04/2003.						Random
202384638				NY		Primary	Purchase			10/03/2017	1			1								Modified 9-25-2017
202384641				CA		Primary	Purchase			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/20/2003.						Random
202384644				CA		Primary	Refinance Cash-out - Other			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/28/2003.						Random
202384665				IL		Primary	Purchase			10/04/2017	1			1								Modified 9-25-2017
202384666				OR		Second Home	Purchase			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/07/2004.						Random
202384667				CA		Primary	Refinance Cash-out - Other			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.						Random
202384705	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/02/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2001.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/10/2001, prior to three (3) business days from transaction date of 05/10/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384706	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/02/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2001.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/25/2001, prior to three (3) business days from transaction date of XXXX.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384707	AR	Primary	Refinance Cash-out - Other	Yes	10/02/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/02/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 9-25-2017
202384708				IL		Primary	Purchase			10/02/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,349.82 is underdisclosed from calculated Finance Charge of $226,833.59 in the amount of $483.77.						Random
202384718	NY	Primary	Purchase	10/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Random
202384719	TX	Primary	Purchase	10/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2003.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Modified 9-25-2017
202384720	NY	Primary	Refinance Cash-out - Other	10/02/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,399.76 is underdisclosed from calculated Finance Charge of $283,627.98 in the amount of $228.22.
																EXCEPTION INFO: TIL itemization did not disclose a title pick up fee of $200 and a courier fee of $40 partially offset by an itemized credit report fee of $12 as prepaid finance charges.						Modified 9-25-2017
202384750	FL	Primary	Purchase	10/05/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: 6% late charge exceeds state maximum of 5% (FL).	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2004.						Modified 9-25-2017
202384751	GA	Primary	Refinance Cash-out - Other	10/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2004.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: The Prepayment Charge Rider to the Note in file reflects a prepayment penalty assessed within 30 months of the date of the Note which exceeds the states maximum term of 24 months.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of 12/30/2004.						Modified 9-25-2017
202384752	IL	Primary	Refinance Cash-out - Other	10/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2004.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/08/2005, prior to three (3) business days from transaction date of 03/04/2005.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						Modified 9-25-2017
202384753	MI	Primary	Refinance Rate/Term	10/05/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2005.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Modified 9-25-2017
202384754	GA	Primary	Purchase	Yes	10/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/30/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/30/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Modified 9-25-2017
202384755				CA		Investment	Refinance Rate/Term			10/02/2017	1			1								Modified 9-25-2017
202384756	TN	Primary	Refinance Cash-out - Debt Consolidation	10/03/2017	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/30/2005, prior to three (3) business days from transaction date of 03/26/2005.
EXCEPTION INFO: Input disbursement date as shown on H.U.D.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																EXCEPTION INFO: Input dates as shown notice of right to cancel.						Modified 9-25-2017
202384757				CT		Primary	Refinance Cash-out - Other			10/03/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $477,710.83 is underdisclosed from calculated Finance Charge of $477,787.23 in the amount of $76.40.						Modified 9-25-2017
202384758	GA	Primary	Purchase	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/2004.						Modified 9-25-2017
202384759				MO		Primary	Purchase			10/03/2017	1			1								Random
202384760	FL	Primary	Purchase	10/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2004.						Modified 9-25-2017
202384761	FL	Primary	Refinance Cash-out - Home Improvement	10/03/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/2005.						Modified 9-25-2017
202384762	CA	Primary	Purchase	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2004.						Random
202384763	NC	Primary	Purchase	10/05/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge fee of 5% exceeds the max allowed of 4% for the state of North Carolina.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2005.						Modified 9-25-2017
202390088	NC	Primary	Purchase	10/05/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,689.85 is underdisclosed from calculated Finance Charge of $135,907.93 in the amount of $218.08.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization. Interim interest of $217.15 was not included in prepaid finance charges.						NC Upsize
202390089				GA		Primary	Refinance Cash-out - Debt Consolidation			10/11/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						GA upsize
202390091	GA	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/1998.
EXCEPTION INFO: Initial 1003 is missing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																EXCEPTION INFO: The RTC is missing.						GA upsize
202390092	GA	Primary	Refinance Cash-out - Debt Consolidation	10/05/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/09/1998.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						GA upsize
202390093	NC	Primary	Refinance Cash-out - Other	10/03/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 11.99390% is underdisclosed from calculated APR of 12.12320% outside of 0.125% tolerance.
EXCEPTION INFO: Figures on Final TIL are estimated. This is likely causing the exceptions.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,117.44 is underdisclosed from calculated Finance Charge of $148,641.34 in the amount of $523.90.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						NC Upsize
202390094	GA	Primary	Refinance Rate/Term	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,307.25 is underdisclosed from calculated Finance Charge of $197,712.61 in the amount of $405.36.
EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $350, flood certification of $20 or the courier fee of $35 as prepaid finance charges.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/25/2000, prior to three (3) business days from transaction date of 10/25/2000.						GA upsize
202390095	NC	Primary	Refinance Rate/Term	Tested	10/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 10%	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,194.17 is underdisclosed from calculated Finance Charge of $160,245.72 in the amount of $51.55.
																EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1007.48, however, final HUD reflects TIL Itemization only disclosed origination charges in the amount of $1265.00 and final HUD reflects $1295.00.						NC Upsize
202390097	IN	Primary	Refinance Cash-out - Other	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/16/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390100	NC	Primary	Refinance Cash-out - Other	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 not provided.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: NC late charge max is 4%. Note state 10%.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Charm booklet not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/24/2000.
EXCEPTION INFO: Lender's Initial 1003 not provided.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
EXCEPTION INFO: Verified loan has PPP - Note & Addendum.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NC) - max prepayment charge for NC loan < $150,000 is 0% - note states 1%. Lender is Mortgage Lenders Network USA, Inc.						NC Upsize
202390103	GA	Primary	Purchase	No	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/21/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390107	GA	Primary	Purchase	No	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/13/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390109	NC	Primary	Refinance Rate/Term	Yes	10/05/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/12/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390115	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/05/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 10%.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/28/2000.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. State of NC does not allow prepayment penalties if the principal amount is less or equal to $150,000 - note states that the loan amount is XXXX with a 1% prepayment penalty. The lender is Mortgage Lenders Network USA, Inc.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390126	GA	Primary	Purchase	No	10/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Missing Data - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/29/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/29/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						GA upsize
202390131	GA	Primary	Purchase	No	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390133	GA	Primary	Purchase	No	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390137	NC	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/09/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390140	GA	Primary	Purchase	No	10/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/22/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390147	IN	Primary	Refinance Cash-out - Other	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390153	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/01/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390154	NC	Primary	Purchase	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2000.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390263	GA	Primary	Refinance Rate/Term	Yes	10/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/17/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/17/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390293	GA	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390303	NC	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						NC Upsize
202390310	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390324	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390335	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390336	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390337	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390339	NC	Primary	Purchase	Yes	10/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390341	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390342	GA	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390343	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390344	IN	Primary	Purchase	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/06/2002.						IN upsize
202390345	NC	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390346	NC	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390348	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390349	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390350	GA	Primary	Refinance Rate/Term	10/09/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/17/2003, prior to three (3) business days from transaction date of 07/14/2003.
																EXCEPTION INFO: Verified per Final HUD-1.						GA upsize
202390351	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390352	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390353	GA	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390354	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390355	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390356	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only the 1st page of 10 was present. Missing pages 2-10.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390357	GA	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390358	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/13/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390359	FL	Primary	Refinance Rate/Term	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

															[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.							HOEPA UPSIZE (HOMECOMINGS)
202390360	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390361	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390362	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390363	IN	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390364	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390365	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390366	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: First page only provided.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not found.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390367	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390369	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390370	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390371	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390372	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390373	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/28/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390374	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390375	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390376	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390377	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390378	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390379	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390380	IN	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390381	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390382	IN	Primary	Purchase	No	10/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390383	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390385				IN		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	1			1								IN upsize
202390386	IN	Primary	Refinance Rate/Term	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390387	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390388	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390389	GA	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390391	GA	Primary	Purchase	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390393	IN	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390398				IN		Primary	Refinance Cash-out - Other			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2003.						IN upsize
202390400	OH	Primary	Refinance Rate/Term	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390418				KY		Primary	Refinance Rate/Term			10/09/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390424	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390445	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (OAK STREET)
202390463				OH		Primary	Refinance Cash-out - Debt Consolidation			10/03/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390465	CT	Primary	Refinance Cash-out - Other	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390467	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390470	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390471	MA	Primary	Refinance Cash-out - Other	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390473				KS		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390474				VA		Primary	Refinance Cash-out - Other			10/05/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390486				NC		Primary	Refinance Rate/Term			10/13/2017	3			3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/16/2003.						NC Upsize
202390495				IN		Primary	Purchase			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/15/2003.						IN upsize
202390496	MO	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390498	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390499				GA		Primary	Refinance Cash-out - Other			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2003.						GA upsize
202390500	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390501				NC		Primary	Purchase			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/10/2003.						NC Upsize
202390502	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390503				IN		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/14/2003.						IN upsize
202390504				IN		Primary	Refinance Cash-out - Other			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2003.						IN upsize
202390505	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390506	NC	Primary	Refinance Cash-out - Other	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390510				NE		Primary	Refinance Rate/Term			10/03/2017	2			2		[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.						HOEPA UPSIZE (HOMECOMINGS)
202390511				LA		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390512				MS		Primary	Refinance Rate/Term			10/05/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/14/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390513	IN	Primary	Refinance Rate/Term	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390517	NC	Primary	Refinance Rate/Term	10/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/09/2003, prior to three (3) business days from transaction date of 10/09/2003.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						HOEPA UPSIZE (HOMECOMINGS)
202390519				IN		Primary	Refinance Cash-out - Other			10/03/2017	1			1								IN upsize
202390520				IN		Primary	Purchase			10/03/2017	1			1								IN upsize
202390521				IN		Primary	Refinance Cash-out - Other			10/03/2017	1			1								IN upsize
202390522				IN		Primary	Refinance Cash-out - Debt Consolidation			10/03/2017	1			1								IN upsize
202390524	IN	Primary	Purchase	No	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						IN upsize
202390525				IN		Primary	Purchase			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2003.						IN upsize
202390526				IN		Primary	Refinance Cash-out - Other			10/03/2017	1			1								IN upsize
202390527				IN		Primary	Purchase			10/03/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/07/2003.						IN upsize
202390528				IN		Primary	Refinance Cash-out - Other			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.						IN upsize
202390530				IN		Primary	Refinance Cash-out - Debt Consolidation			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2003.						IN upsize
202390544	GA	Primary	Purchase	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390546				SC		Primary	Refinance Cash-out - Debt Consolidation			10/03/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390552	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390553	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390554				NC		Primary	Refinance Cash-out - Debt Consolidation		Tested	10/05/2017	2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						NC Upsize
202390556				AL		Primary	Refinance Rate/Term			10/03/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390559	MI	Primary	Refinance Cash-out - Other	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390560	GA	Primary	Purchase	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390561				VA		Primary	Refinance Rate/Term			10/03/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390564				CO		Primary	Refinance Cash-out - Other			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390567	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390568				TN		Primary	Refinance Cash-out - Other			10/03/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390569				GA		Primary	Purchase			10/04/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2003.						GA upsize
202390570	NC	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Stamp covering some fees.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390575				NC		Primary	Purchase			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/04/2003.						NC Upsize
202390576	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390577				GA		Primary	Purchase			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.						GA upsize
202390578	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390579	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390583	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390584	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390585	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390591	NC	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390592	GA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390593	NC	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390595	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390598				WA		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/16/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390606	GA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - Georgia Home Loan (Fee Charged for Payoff Statement): Georgia Home Loan: Impermissible fee for payoff statement charged to borrower.
																	CLEARED COMMENT (2017-10-11): documentation provided clearing exception					GA upsize
202390608	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390613	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390614	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390615	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390625				WA		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390634				WY		Primary	Refinance Rate/Term			10/04/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390641	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390642	NC	Primary	Purchase	Yes	10/15/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390644	CA	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390645	VA	Primary	Refinance Cash-out - Debt Consolidation	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/31/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,377.22 is underdisclosed from calculated Finance Charge of $77,426.71 in the amount of $49.49.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.						HOEPA UPSIZE (HOMECOMINGS)
202390649				SC		Primary	Refinance Cash-out - Other			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2003.						HOEPA UPSIZE (HOMECOMINGS)
202390650	GA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390652				MD		Primary	Refinance Cash-out - Other			10/03/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390653	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390654	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing Appraisal

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390655	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390656	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390657	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390663	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390664	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390665				GA		Primary	Purchase			10/09/2017	1			1								GA upsize
202390666	NC	Primary	Purchase	Yes	10/15/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390667	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390668	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390669	NC	Primary	Refinance Rate/Term	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390670	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390672	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390674	IN	Primary	Purchase	No	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390675	NC	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/06/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390676	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390677	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390678	GA	Primary	Refinance Cash-out - Other	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390679	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390681	NC	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390682	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/06/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390689	IN	Primary	Purchase	No	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/16/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/16/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390690				IN		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.						IN upsize
202390692	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing page 2-12.

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390693	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390695	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390696	IN	Primary	Refinance Cash-out - Other	Yes	10/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390697	IN	Primary	Purchase	No	10/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390698	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390699	IN	Primary	Purchase	No	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390700	GA	Primary	Purchase	Yes	10/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing pages 4-13 of security instrument	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390702	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390703	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390704	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390705	IN	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390706	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390707	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390708	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390709	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390710	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390712	IN	Primary	Purchase	10/09/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.						IN upsize
202390714				IN		Primary	Refinance Cash-out - Debt Consolidation			10/08/2017	1			1								IN upsize
202390717				OK		Primary	Refinance Cash-out - Other			10/04/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390718	GA	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390719	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390721	GA	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390723				GA		Primary	Purchase			10/03/2017	1			1								GA upsize
202390730	GA	Primary	Purchase	Yes	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390736	GA	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,395.06 is underdisclosed from calculated Finance Charge of $244,565.29 in the amount of $170.23.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						GA upsize
202390754	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390832	NM	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/01/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>						HOEPA UPSIZE (OAK STREET)
202390881	TN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390882	MS	Primary	Purchase	No	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/30/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/30/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390885	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390886	GA	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/06/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390887				GA		Primary	Purchase			10/03/2017	1			1								GA upsize
202390889	IN	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390890	GA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390892	AL	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal was not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.
EXCEPTION INFO: Unable to locate initial loan application.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Notice of right to cancel missing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																EXCEPTION INFO: Unable to locate any copies of truth in lending disclosures.						HOEPA UPSIZE (HOMECOMINGS)
202390896	MA	Primary	Refinance Cash-out - Debt Consolidation	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/25/2004.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.98810% is underdisclosed from calculated APR of 7.13851% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $231,226.86 is underdisclosed from calculated Finance Charge of $233,751.53 in the amount of $2,524.67.
																EXCEPTION INFO: TIL itemization did not include the $2,580 broker fee as a prepaid finance charge.						HOEPA UPSIZE (HOMECOMINGS)
202390898	NC	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390899				IN		Primary	Purchase			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2004.						IN upsize
202390901	OK	Primary	Refinance Cash-out - Debt Consolidation	10/09/2017	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.16500% is underdisclosed from calculated APR of 7.61637% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,977.53 is underdisclosed from calculated Finance Charge of $46,697.48 in the amount of $1,719.95.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Final Itemization of Amount Financed						HOEPA UPSIZE (HOMECOMINGS)
202390902				NC		Primary	Purchase			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2004.						NC Upsize
202390903	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (OAK STREET)
202390904	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (OAK STREET)
202390905				GA		Investment	Purchase			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2003.						GA upsize
202390908				IN		Primary	Purchase			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2004.						IN upsize
202390909	FL	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390910	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390911	NC	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390914				AL		Primary	Refinance Rate/Term			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390915	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390916	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390917	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390918	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390919	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/06/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390920	CA	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390921	OH	Primary	Refinance Rate/Term	10/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2004.	[1] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided
																	CLEARED COMMENT (2017-10-11): 10.11.2017: Received a copy of the complete mortgage, clearing the exception.					HOEPA UPSIZE (HOMECOMINGS)
202390922	CA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390923	VA	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.						HOEPA UPSIZE (HOMECOMINGS)
202390924	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390925				NC		Primary	Refinance Rate/Term			10/09/2017	1			1								NC Upsize
202390926	NC	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390927	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390930				ME		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390931				FL		Primary	Refinance Cash-out - Other			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/16/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390933	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390935	MI	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390936				AL		Primary	Refinance Rate/Term			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/05/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390937	GA	Primary	Purchase	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390938	GA	Primary	Purchase	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/2004.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 02/24/2004						GA upsize
202390939	IL	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing Appraisal

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390940	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390941	NC	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390942	GA	Primary	Refinance Rate/Term	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2004.
																EXCEPTION INFO: Lender's Initial 1003 not provided.						GA upsize
202390943	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/16/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390944	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390945	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390946	IN	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390947				IN		Primary	Purchase			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/03/2004.						IN upsize
202390948	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing appraisal

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390949	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						IN upsize
202390950	MS	Primary	Refinance Rate/Term	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2004.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA UPSIZE (HOMECOMINGS)
202390951	OH	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390952				OK		Primary	Refinance Cash-out - Other			10/09/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390953				GA		Primary	Refinance Cash-out - Other			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2004.						GA upsize
202390954	VA	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2004.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.						HOEPA UPSIZE (HOMECOMINGS)
202390955	LA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390956				OR		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/14/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390957	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390960	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390961	GA	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390962	GA	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390963	GA	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390964				FL		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/25/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390965	FL	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390966				GA		Primary	Purchase			10/03/2017	1			1	[3] Closing / Title - Title: Evidence of title is missing							GA upsize
202390967	PA	Primary	Refinance UTD	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Missing Data - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/18/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/18/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390968				VA		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						HOEPA UPSIZE (HOMECOMINGS)
202390971	NC	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390972	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202390973				TN		Primary	Refinance Cash-out - Debt Consolidation			10/09/2017	1			1								HOEPA UPSIZE (HOMECOMINGS)
202390974	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/24/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390975	IN	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390976	IN	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390977	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: Preliminary and Final Title not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390978	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390979	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390980	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390981	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390982	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390983	NC	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390985	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202390986	MI	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390987	CA	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/06/2004.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						HOEPA UPSIZE (HOMECOMINGS)
202390988				OK		Primary	Refinance Cash-out - Other			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/27/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390989	CO	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing Appraisal

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390990	SC	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/06/2004.

																[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						HOEPA UPSIZE (HOMECOMINGS)
202390991				OR		Primary	Refinance Rate/Term			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/17/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390992	MI	Primary	Refinance Cash-out - Debt Consolidation	10/09/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390993	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390994	WA	Primary	Refinance Cash-out - Other	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2004.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						HOEPA UPSIZE (HOMECOMINGS)
202390995				GA		Primary	Purchase			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.						GA upsize
202390996	NC	Primary	Refinance Rate/Term	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2004.						HOEPA UPSIZE (HOMECOMINGS)
202390997	WA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA UPSIZE (HOMECOMINGS)
202390998	NC	Primary	Refinance Rate/Term	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202390999	CA	Primary	Refinance Cash-out - Other	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2004.						HOEPA UPSIZE (HOMECOMINGS)
202391000				OK		Primary	Refinance Rate/Term			10/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2004.						HOEPA UPSIZE (HOMECOMINGS)
202391001				OK		Primary	Refinance Cash-out - Home Improvement			10/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/04/2004.						HOEPA UPSIZE (HOMECOMINGS)
202391002	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202391006	GA	Primary	Purchase	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 11/13/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA upsize
202391007	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IN upsize
202391009	NC	Primary	Refinance Rate/Term	Yes	10/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202391649				IN		Primary	Refinance Rate/Term			10/05/2017	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2002.						IN upsize
202391650	GA	Primary	Refinance Rate/Term	10/05/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2001.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						GA upsize
202391651	NC	Primary	Refinance Rate/Term	10/05/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						NC Upsize
202391673				GA		Primary	Purchase			10/05/2017	1			1								GA upsize
202391675				GA		Primary	Purchase			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2002.						GA upsize
202391676				GA		Primary	Refinance Cash-out - Debt Consolidation			10/04/2017	2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						GA upsize
202391678				GA		Primary	Purchase			10/03/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,323.07 is underdisclosed from calculated Finance Charge of $177,554.57 in the amount of $1,231.50.						GA upsize
202391684				GA		Primary	Refinance Cash-out - Other			10/03/2017	1			1								GA upsize
202391700				GA		Primary	Purchase			10/05/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2004.						GA upsize
202391702				GA		Primary	Refinance Cash-out - Other			10/05/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/06/2004.						GA upsize
202391703	GA	Primary	Purchase	10/05/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						GA upsize
202391743	GA	Primary	Purchase	10/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						GA upsize
202391744				GA		Primary	Purchase			10/03/2017	1			1								GA upsize
202391745	GA	Primary	Refinance Rate/Term	10/05/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.						GA upsize
202391746				NC		Primary	Refinance Cash-out - Other			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/05/2002.						NC Upsize
202391747				GA		Primary	Refinance Cash-out - Other			10/04/2017	1			1								GA upsize
202391842				NC		Primary	Purchase			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/15/2002.						NC Upsize
202391843				IN		Primary	Purchase			10/05/2017	1			1								IN upsize
202391844				IN		Primary	Refinance Rate/Term			10/03/2017	1			1								IN upsize
202391845				IN		Primary	Refinance Cash-out - Other			10/03/2017	1			1								IN upsize
202391846				IN		Primary	Purchase			10/05/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2003.						IN upsize
202391847				IN		Primary	Purchase			10/03/2017	1			1								IN upsize
202391848				NC		Primary	Purchase			10/03/2017	1			1								NC Upsize
202391870	GA	Primary	Purchase	10/05/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2004.						GA upsize
202391871				NC		Primary	Refinance Cash-out - Debt Consolidation			10/03/2017	1			1								NC Upsize
202391908	GA	Primary	Refinance Cash-out - Other	10/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						GA upsize
202391909	IN	Primary	Purchase	10/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						IN upsize
202391910				GA		Primary	Refinance Cash-out - Debt Consolidation			10/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2005.						GA upsize
202391911				GA		Primary	Purchase			10/05/2017	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						GA upsize
202391912				GA		Primary	Purchase			10/03/2017	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						GA upsize
202391913	GA	Primary	Refinance Cash-out - Other	10/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						GA upsize
202391914	NC	Primary	Refinance Cash-out - Debt Consolidation	10/05/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/15/2005.						NC Upsize
202391916	GA	Primary	Purchase	10/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/06/2004.						GA upsize
202391917	GA	Primary	Purchase	10/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/16/2005.						GA upsize
202391919	GA	Primary	Purchase	10/05/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/06/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,750.03 is underdisclosed from calculated Finance Charge of $208,087.38 in the amount of $7,337.35.
																EXCEPTION INFO: Initial Index per Closing Instructions was 2.993%. Closest in the lookback period is 3.25%.						GA upsize
202391920	GA	Primary	Purchase	10/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						GA upsize
202391921	GA	Primary	Refinance Cash-out - Other	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/01/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						GA upsize
202391922				GA		Primary	Purchase			10/04/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2004.						GA upsize
202391926	NC	Primary	Purchase	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202391927	NC	Primary	Purchase	Yes	10/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize
202421152	MI	Primary	Purchase	10/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/1999.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						HOEPA 10-06-2017
202421153	OH	Primary	Refinance Rate/Term	10/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/26/1998.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA 10-06-2017
202421156	CA	Primary	Refinance Cash-out - Other	10/15/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/03/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA 10-06-2017
202421157	NM	Primary	Refinance Cash-out - Debt Consolidation	10/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/26/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,081.03 is underdisclosed from calculated Finance Charge of $273,504.20 in the amount of $4,423.17.
EXCEPTION INFO: Lender TIL reflects a 1% maximum change at initial change; note indicated a 3% maximum change at initial change. It also appears a lower index was used by lender than available in the look-back period.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA 10-06-2017
202421158	UT	Primary	Purchase	10/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2000.						HOEPA 10-06-2017
202421159	NM	Primary	Refinance Cash-out - Other	10/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/18/2000.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA 10-06-2017
202421160	WA	Primary	Construction-Permanent	No	10/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 10-06-2017
202421161	OH	Primary	Refinance Cash-out - Debt Consolidation	10/15/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/1999.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA 10-06-2017
202421162	MD	Primary	Refinance Cash-out - Debt Consolidation	10/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $492,931.19 is underdisclosed from calculated Finance Charge of $503,854.61 in the amount of $10,923.42.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA 10-06-2017
202421163	MI	Investment	Refinance Cash-out - Other	10/15/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/01/2000.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment penalties are limited 1% of the amount of any prepayment made within 3 years of the date of the loan in MI. The Note states if prepayment made within 2 years after the execution of the Note a penalty equal to 6 months’ interest on the amount prepaid which is in excess of 20% of the OPB. Lender is Old Kent Mortgage Company dba Novelle Financial Services, a Michigan Corporation.						HOEPA 10-06-2017
202421755	MO	Primary	Purchase	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2000.						Random 10-6-2017
202421757	PA	Primary	Refinance Rate/Term	10/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2000.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Random 10-6-2017
202421758				PA		Primary	Purchase			10/11/2017	1			1								Random 10-6-2017
202421759	WA	Primary	Refinance Rate/Term	Yes	10/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/26/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421760	IL	Primary	Refinance Cash-out - Other	Yes	10/12/2017	3	3	[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421761	MI	Primary	Refinance Rate/Term	Yes	10/12/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421762	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421763	MO	Primary	Purchase	No	10/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/25/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421764	CA	Primary	Purchase	No	10/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421765	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421766	NY	Primary	Purchase	Yes	10/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421767	NY	Primary	Refinance Rate/Term	Yes	10/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421768	OH	Primary	Purchase	No	10/12/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421769	TX	Primary	Purchase	Yes	10/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421770	TX	Primary	Purchase	Yes	10/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421771	MI	Primary	Purchase	No	10/12/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421772	CO	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421773	NY	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421774	CO	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421775	OK	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421776	FL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421777	TN	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421778	OH	Investment	Refinance Cash-out - Other	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

															[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/08/2003.						Random 10-6-2017
202421779	PA	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421780	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421781	MS	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421782				MI		Investment	Purchase			10/12/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/15/2003.						Random 10-6-2017
202421783	VA	Primary	Refinance Rate/Term	Yes	10/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.						Random 10-6-2017
202421784	MD	Primary	Purchase	No	10/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421786	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421787	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421788	FL	Primary	Purchase	No	10/12/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 and Exhibit A provided.

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421789	TN	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421790	MI	Primary	Purchase	No	10/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI is 1% of prepaid balance - note states 6% of prepaid balance. Lender is Regions Bank.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 08/18/2003						Random 10-6-2017
202421791	CA	Primary	Refinance Rate/Term	Yes	10/12/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File contains only 2 pages of the mortgage

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421792				FL		Investment	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2003.						Random 10-6-2017
202421793	TX	Primary	Purchase	Yes	10/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421794	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421795	IL	Primary	Purchase	No	10/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421796	MI	Primary	Purchase	No	10/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421797				SC		Investment	Refinance Rate/Term			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003.						Random 10-6-2017
202421798	NE	Primary	Refinance Rate/Term	Yes	10/11/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421799	MI	Primary	Purchase	No	10/11/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421800				SC		Primary	Refinance Cash-out - Debt Consolidation			10/11/2017	1			1								Random 10-6-2017
202421801	MI	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,299.82 is underdisclosed from calculated Finance Charge of $230,424.50 in the amount of $124.68.
																EXCEPTION INFO: Unable to determine source of under-disclosure due to missing TIL itemization.						Random 10-6-2017
202421802	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421803				FL		Primary	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/14/2003.						Random 10-6-2017
202421804				NV		Investment	Refinance Cash-out - Other			10/11/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.						Random 10-6-2017
202421805				TN		Investment	Purchase			10/11/2017	1			1								Random 10-6-2017
202421806				OR		Investment	Refinance Cash-out - Debt Consolidation			10/11/2017	1			1								Random 10-6-2017
202421807				OR		Investment	Purchase			10/11/2017	1			1								Random 10-6-2017
202421808	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421809				PA		Primary	Refinance Cash-out - Debt Consolidation			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2003.						Random 10-6-2017
202421810	AL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421811	PA	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not providied

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421812	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421813	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421814	TX	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421815	VA	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.						Random 10-6-2017
202421816	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421817	FL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421818	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421819	FL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421820	MS	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421821	CT	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421822	IL	Primary	Purchase	Yes	10/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421823	TN	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421824				NJ		Investment	Purchase			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/05/2003.						Random 10-6-2017
202421825	AR	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421826	MO	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421827	IL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421828	MI	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 2-13

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421829	TN	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421830	OH	Primary	Refinance Rate/Term	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421831	SC	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421832	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421833	MO	Primary	Refinance Cash-out - Other	Yes	10/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state {MO} - max prepayment charge for MO is 2% - note states 6%, 6%, 6%. Lender is Metro Center Mortgage.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421834	TX	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3-12

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421835				KY		Investment	Refinance Rate/Term			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/12/2003.						Random 10-6-2017
202421836				IL		Investment	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/01/2003.						Random 10-6-2017
202421837	TX	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421838	VA	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/21/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Random 10-6-2017
202421839	FL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421840				FL		Investment	Purchase			10/12/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.						Random 10-6-2017
202421841	NC	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421842	FL	Second Home	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421843	FL	Investment	Purchase	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.						Random 10-6-2017
202421844				NV		Investment	Purchase			10/12/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Review file contains only page 1 of the mortgage. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/15/2003.						Random 10-6-2017
202421845				OH		Investment	Refinance Cash-out - Other			10/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2003.						Random 10-6-2017
202421846	NE	Investment	Refinance Cash-out - Other	10/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2003.

																[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.						Random 10-6-2017
202421847	IL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421848	AZ	Primary	Refinance Rate/Term	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 2-15

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/01/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421849	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421850	WA	Primary	Refinance Rate/Term	Yes	10/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/06/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421851	OH	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421852	OH	Investment	Purchase	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/19/2003.						Random 10-6-2017
202421853	ID	Investment	Purchase	10/12/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
															EXCEPTION INFO: The subject loan disbursed on XXXX, which is before the notary date of 11/15/2003.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/15/2003.						Random 10-6-2017
202421854				FL		Investment	Refinance Cash-out - Other			10/12/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing page 2 and 4-16. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/06/2003.						Random 10-6-2017
202421855	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421856	TN	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421857	AL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421858				CO		Primary	Purchase			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2003.						Random 10-6-2017
202421859	LA	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421860	LA	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421861	OH	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421863				TX		Primary	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2004.						Random 10-6-2017
202421865				GA		Investment	Refinance Cash-out - Other			10/11/2017	1			1								Random 10-6-2017
202421866				GA		Investment	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/05/2003.						Random 10-6-2017
202421867				OH		Primary	Purchase			10/11/2017	1			1								Random 10-6-2017
202421868				MN		Investment	Refinance Cash-out - Other			10/11/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2003.						Random 10-6-2017
202421869				CO		Primary	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2004.						Random 10-6-2017
202421870	MI	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421871	TX	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421872	TX	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421873				TX		Investment	Purchase			10/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/15/2004.						Random 10-6-2017
202421874	FL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421875	NY	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/06/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421876	CA	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421877				CA		Primary	Refinance Rate/Term			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/04/2003.						Random 10-6-2017
202421878	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421879				CO		Investment	Purchase			10/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/11/2003.						Random 10-6-2017
202421880	TX	Primary	Purchase	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2004.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Random 10-6-2017
202421882				TX		Investment	Purchase			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/12/2004.						Random 10-6-2017
202421883				TX		Primary	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/22/2004.						Random 10-6-2017
202421884	CA	Primary	Purchase	Yes	10/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421885				AL		Investment	Refinance Cash-out - Other			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2003.						Random 10-6-2017
202421886				KS		Investment	Refinance Cash-out - Debt Consolidation			10/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2003.						Random 10-6-2017
202421887				KS		Investment	Refinance Rate/Term			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2003.						Random 10-6-2017
202421888				KS		Investment	Refinance Rate/Term			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2003.						Random 10-6-2017
202421889	IA	Primary	Refinance Cash-out - Other	Yes	10/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421890	OH	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/25/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.07070% is overdisclosed from calculated APR of 7.41400% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,182.64 is underdisclosed from calculated Finance Charge of $152,846.07 in the amount of $8,663.43.
EXCEPTION INFO: Unable to determine under disclosure due to missing the Itemization of Amount Financed.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Random 10-6-2017
202421891				KY		Investment	Refinance Cash-out - Other			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.						Random 10-6-2017
202421892				TX		Primary	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2004.						Random 10-6-2017
202421893				CO		Investment	Purchase			10/11/2017	1			1								Random 10-6-2017
202421894				FL		Investment	Refinance Rate/Term			10/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.						Random 10-6-2017
202421895				TX		Investment	Purchase			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.						Random 10-6-2017
202421896	FL	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421897				TX		Investment	Purchase			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2004.						Random 10-6-2017
202421898	MA	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421899	MO	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421900				TX		Investment	Purchase			10/12/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2003.						Random 10-6-2017
202421901	TN	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421902				PA		Investment	Purchase			10/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2003.						Random 10-6-2017
202421903	NY	Primary	Purchase	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421904	OH	Investment	Purchase	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/16/2003.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 07/19/2004						Random 10-6-2017
202421905	MI	Primary	Refinance Cash-out - Other	Yes	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421906				FL		Investment	Purchase			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						Random 10-6-2017
202421907	MI	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421908	LA	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421909	NE	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421910	OR	Primary	Purchase	No	10/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202421911				CO		Investment	Refinance Rate/Term			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/18/2004.						Random 10-6-2017
202421912				CA		Second Home	Refinance Cash-out - Other			10/11/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2003.						Random 10-6-2017
202421913				LA		Primary	Refinance Cash-out - Debt Consolidation			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2002.						Random 10-6-2017
202421914				TX		Primary	Purchase			10/11/2017	1			1								Random 10-6-2017
202421915				NY		Second Home	Refinance Cash-out - Other			10/11/2017	1			1								Random 10-6-2017
202421916				MA		Primary	Refinance Cash-out - Other			10/17/2017	1			1								Random 10-6-2017
202421917	NY	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,969.58 is underdisclosed from calculated Finance Charge of $300,026.26 in the amount of $56.68.
EXCEPTION INFO: TIL itemization did not disclose an escrow service fee of $50 as a prepaid
																finance charge.						Random 10-6-2017
202421918				FL		Primary	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2004.						Random 10-6-2017
202421919				CA		Primary	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2003.						Random 10-6-2017
202421920				AZ		Investment	Refinance Cash-out - Other			10/12/2017	1			1								Random 10-6-2017
202421921				CA		Primary	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/01/2003.						Random 10-6-2017
202421922				FL		Primary	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2004.						Random 10-6-2017
202421923	CA	Primary	Refinance Cash-out - Other	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2004.						Random 10-6-2017
202421925				HI		Primary	Refinance Cash-out - Debt Consolidation			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.						Random 10-6-2017
202421927				SC		Primary	Refinance Cash-out - Other			10/12/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						Random 10-6-2017
202421928	CA	Primary	Purchase	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2004.						Random 10-6-2017
202421929	TN	Primary	Purchase	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/22/2004.						Random 10-6-2017
202421930	IL	Primary	Refinance Cash-out - Other	10/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2004.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Random 10-6-2017
202421931				FL		Primary	Refinance Cash-out - Debt Consolidation			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/24/2005.						Random 10-6-2017
202421932	FL	Investment	Refinance Cash-out - Other	10/11/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2004.						Random 10-6-2017
202421933				CT		Primary	Refinance Rate/Term			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/20/2005.						Random 10-6-2017
202421934				GA		Second Home	Purchase			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2005.						Random 10-6-2017
202421935	MS	Primary	Purchase	10/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/06/2005.						Random 10-6-2017
202421936				AZ		Primary	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2004.						Random 10-6-2017
202421937	NE	Primary	Refinance Cash-out - Debt Consolidation	10/11/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2004.						Random 10-6-2017
202421939	AR	Primary	Purchase	No	10/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/13/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-6-2017
202425696	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/15/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/12/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425697	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only pages 1 and 2 of 16 pages in file. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425698	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: The only pages provided out of 18 for the mortgage are pages 1 and 3. The other pages cannot be located in the documentation provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425699	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425700	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425701	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425702				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						Florida Upsize 10-10-2017
202425703	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425704	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425705	FL	Second Home	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425706	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Document provided only has pages 1 & 3 of 16. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425707	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425708	FL	Primary	Refinance Cash-out - Other	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Florida Upsize 10-10-2017
202425709	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425710	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425711	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425712	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425713	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425714	FL	Primary	Refinance Rate/Term	Yes	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425715	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425716	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425717	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425718	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425719	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425720	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425721	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425722	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425723	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425724	FL	Primary	Purchase	No	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425725	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425726	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425727	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425728	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: Preliminary and Final Title not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425729	FL	Primary	Refinance Rate/Term	Yes	10/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Document provided only has pages 1 & 3 of 16.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425730	FL	Primary	Refinance Rate/Term	Yes	10/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument is missing pages 2 and 4-16 of 16 pages.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425731	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing pages 3-16.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425732	FL	Investment	Purchase	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.						Florida Upsize 10-10-2017
202425734	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425735	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425736	FL	Second Home	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425737	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425738	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425739	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only pages 1 and 2 of the mortgage provided, missing a complete copy of the mortgage in the file.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425740	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425741	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 and the legal description provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425742	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 and the legal description provided, missing a copy of the complete mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425743	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425744	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 of the mortgage provided, missing a complete copy of the Mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425745	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425746	FL	Second Home	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425747	FL	Primary	Purchase	10/17/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,201.09 is underdisclosed from calculated Finance Charge of $210,310.63 in the amount of $109.54.
																EXCEPTION INFO: Itemization of Amount Financed does not reflect any closing fees.						Florida Upsize 10-10-2017
202425748	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only pages 1 and 3 of the mortgage provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425749	FL	Primary	Purchase	No	10/17/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425750	FL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425751	FL	Primary	Purchase	No	10/17/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only pages 1 and 3 of the mortgage provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/01/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425752	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425753	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425754	FL	Primary	Purchase	No	10/15/2017	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Note provided for prior lien

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/17/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425755				FL		Primary	Refinance Rate/Term			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2003.						Florida Upsize 10-10-2017
202425756				FL		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2003.						Florida Upsize 10-10-2017
202425757	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425758				FL		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2003.						Florida Upsize 10-10-2017
202425760	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425761	FL	Primary	Purchase	No	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided
EXCEPTION INFO: Security Instrument is incomplete and missing pages 3-11, including Notary stamp with date.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425762				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2003.						Florida Upsize 10-10-2017
202425764	FL	Primary	Refinance Cash-out - Other	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,392.25 is underdisclosed from calculated Finance Charge of $200,460.55 in the amount of $68.30.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.						Florida Upsize 10-10-2017
202425765	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/06/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425766				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2003.						Florida Upsize 10-10-2017
202425767				FL		Primary	Refinance Rate/Term			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2003.						Florida Upsize 10-10-2017
202425768	GA	Second Home	Purchase	No	10/18/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425769	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425770	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425771	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425772	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425773	FL	Primary	Purchase	No	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Missing page 2.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425774	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided
EXCEPTION INFO: All pages of Mortgage were not present at time of review

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425775	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425776	FL	Primary	Purchase	No	10/18/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425777	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425778	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425779	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425780				FL		Primary	Purchase			10/16/2017	1			1								Florida Upsize 10-10-2017
202425781	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/18/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425782	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425783	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425784	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425785	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425786	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425787	FL	Primary	Refinance Rate/Term	Yes	10/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>

																[2] Document Error - Unable to determine the # of units, compliance results were generated using a defaulted value of 4.: Valuation Type: Stated / Valuation Report Date: <empty>						Florida Upsize 10-10-2017
202425788	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425789	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425790	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425791				FL		Primary	Refinance Cash-out - Other			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/18/2003.						Florida Upsize 10-10-2017
202425792	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425793	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425794	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425795	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425796				FL		Primary	Purchase			10/16/2017	1			1								Florida Upsize 10-10-2017
202425797	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425798	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425799	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425800	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425801	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202425802				FL		Primary	Purchase			10/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/22/2004.						Florida Upsize 10-10-2017
202425803				FL		Primary	Purchase			10/16/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2004.						Florida Upsize 10-10-2017
202425804	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426375	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/10/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IL Upsize
202426376	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/22/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IL Upsize
202426377	IL	Primary	Purchase	No	10/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/22/2000.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IL Upsize
202426379	IL	Primary	Refinance Rate/Term	Yes	10/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						IL Upsize
202426403	FL	Primary	Purchase	No	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided
EXCEPTION INFO: Missing pages of the security instrument.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426406	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/16/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426407	FL	Primary	Purchase	No	10/17/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided

[3] Closing / Title - Title: Evidence of title is missing

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426409	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426410	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426412	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426416	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Deed is missing pages 2-16

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426417	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426420	FL	Primary	Refinance Cash-out - Debt Consolidation	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/01/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Florida Upsize 10-10-2017
202426421	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Property Eligibility - Site and Utilities - XXXX: Property is located in XXXX, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards
EXCEPTION INFO: Missing Document: Appraisal not provided.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426423	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426425	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426426	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/01/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426429	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426430	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426431	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426433	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/02/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426435				FL		Primary	Refinance Cash-out - Other			10/16/2017	3			3	[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided							Florida Upsize 10-10-2017
202426442	FL	Primary	Purchase	No	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided
EXCEPTION INFO: The file does not contain all the pages of the Security Instrument

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426443	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426444	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426447				FL		Primary	Purchase			10/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2004.						Florida Upsize 10-10-2017
202426451				FL		Primary	Purchase			10/16/2017	1			1								Florida Upsize 10-10-2017
202426452	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426453				FL		Primary	Refinance Rate/Term			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/02/2003.						Florida Upsize 10-10-2017
202426454	FL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426455	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426456	FL	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Florida Upsize 10-10-2017
202426457	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426458				FL		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/16/2003.						Florida Upsize 10-10-2017
202426459	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426460	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426461				FL		Second Home	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/08/2004.						Florida Upsize 10-10-2017
202426462				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2004.						Florida Upsize 10-10-2017
202426463	FL	Second Home	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426464				FL		Second Home	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2004.						Florida Upsize 10-10-2017
202426465	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426466	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426467	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426468				FL		Primary	Purchase		No	10/16/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426470				FL		Primary	Purchase			10/16/2017	1			1								Florida Upsize 10-10-2017
202426471	FL	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2004.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Florida Upsize 10-10-2017
202426472				FL		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	1			1								Florida Upsize 10-10-2017
202426473	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426474	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426475				FL		Primary	Purchase			10/16/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003							Florida Upsize 10-10-2017
202426476	FL	Primary	Purchase	No	10/17/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Cash at settlement from or to borrower is blank.
EXCEPTION INFO: Missing page 1 of 2 of final HUD.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426477	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426478	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426479	FL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426480	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426481	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426482	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426483	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426484	FL	Primary	Purchase	No	10/16/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426486	TX	Primary	Purchase	Yes	10/18/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random
202426487				FL		Primary	Purchase			10/16/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/12/2004.						Florida Upsize 10-10-2017
202426490	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Florida Upsize 10-10-2017
202426496	IL	Primary	Refinance Cash-out - Other	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,953.33 is underdisclosed from calculated Finance Charge of $306,043.06 in the amount of $89.73.
																EXCEPTION INFO: TIL itemization did note disclose a courier fee of $55 as a prepaid finance charge. Also, TIL itemization disclosed a closing settlement fee of $250, however the HUD reflects a closing settlement fee of $285.						IL Upsize
202426497	NJ	Primary	Refinance Cash-out - Other	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/01/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,387.13 is underdisclosed from calculated Finance Charge of $204,455.43 in the amount of $68.30.
																EXCEPTION INFO: TIL Itemization did not disclose disbursement fee of $60 as prepaid finance charge.						NJ Upsize 10-12
202426503	NJ	Primary	Refinance Cash-out - Other	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/05/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.						NJ Upsize 10-12
202426506	FL	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/02/2003.
EXCEPTION INFO: Unable to determine under disclosure due to Itemization of Amount Financed missing all Title Charges except the Settlement/Closing fee.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,987.34 is underdisclosed from calculated Finance Charge of $187,107.10 in the amount of $119.76.						Florida Upsize 10-10-2017
202426507	FL	Primary	Refinance Rate/Term	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $546,065.81 is underdisclosed from calculated Finance Charge of $546,170.96 in the amount of $105.15.
EXCEPTION INFO: TIL itemization did not disclose an courier fee of $105 as prepaid finance charge.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						Florida Upsize 10-10-2017
202426508				IL		Primary	Refinance Cash-out - Debt Consolidation		Tested	10/17/2017	2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						IL Upsize
202426510	NJ	Primary	Refinance Rate/Term	10/15/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $385,949.61 is underdisclosed from calculated Finance Charge of $386,756.09 in the amount of $806.48.
																EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed						NJ Upsize 10-12
202426512	FL	Primary	Refinance Cash-out - Other	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $851,396.30 is underdisclosed from calculated Finance Charge of $851,564.54 in the amount of $168.24.
																EXCEPTION INFO: TIL Itemization did not disclose an assignment recording fee of $46, a storage retrieval fee of $40, and a courier fee of $75 as prepaid finance charges.						Florida Upsize 10-10-2017
202426513				FL		Second Home	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/23/2003.						Florida Upsize 10-10-2017
202426516	IL	Primary	Refinance Cash-out - Other	10/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/30/2004.						IL Upsize
202426517	FL	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2005.						Florida Upsize 10-10-2017
202426518				NJ		Primary	Refinance Cash-out - Other			10/17/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/11/2002.						NJ Upsize 10-12
202426519	NJ	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/12/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						NJ Upsize 10-12
202426520				IL		Primary	Purchase			10/16/2017	1			1								IL Upsize
202426521	NJ	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						NJ Upsize 10-12
202426522	FL	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Florida Upsize 10-10-2017
202426523	FL	Primary	Purchase	10/16/2017	2	2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided. EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Florida Upsize 10-10-2017
202426524	FL	Primary	Refinance Rate/Term	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/27/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,060.11 is underdisclosed from calculated Finance Charge of $159,104.58 in the amount of $44.47.
EXCEPTION INFO: Under disclosure is due to TIL Payment stream reflecting 26/33/1 and actual payment stream is 27/332/1.

																[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						Florida Upsize 10-10-2017
202426525				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.						Florida Upsize 10-10-2017
202426526				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2003.						Florida Upsize 10-10-2017
202426527				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/17/2003.						Florida Upsize 10-10-2017
202426528				FL		Primary	Refinance Cash-out - Other			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2002.						Florida Upsize 10-10-2017
202426529	NJ	Primary	Refinance Cash-out - Debt Consolidation	10/16/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/12/2003.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						NJ Upsize 10-12
202426530				FL		Primary	Purchase			10/16/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2003.						Florida Upsize 10-10-2017
202426531	FL	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2004.						Florida Upsize 10-10-2017
202426533				FL		Second Home	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2004.						Florida Upsize 10-10-2017
202426535				FL		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2004.						Florida Upsize 10-10-2017
202426536				FL		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/20/2004.						Florida Upsize 10-10-2017
202426537				FL		Primary	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2005.						Florida Upsize 10-10-2017
202426538	FL	Primary	Purchase	10/16/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2004.						Florida Upsize 10-10-2017
202436999	OK	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/28/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - Home Loan
202437000				WI		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	1			1								HOEPA Upsize - New State
202437001				IL		Primary	Refinance Cash-out - Other			10/16/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/19/2003.						HOEPA Upsize - New State
202437002	IL	Primary	Refinance Cash-out - Other	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437003	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437004	OH	Primary	Refinance Cash-out - Debt Consolidation	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/12/2003.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/17/2003, prior to three (3) business days from transaction date of 09/14/2003.

																[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).						HOEPA Upsize - New State
202437005				KY		Primary	Refinance Rate/Term			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2003.						HOEPA Upsize - New State
202437006	IL	Primary	Refinance Rate/Term	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437007	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437009	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437010	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437011	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437012	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize - New State
202437014				VA		Primary	Refinance Cash-out - Other			10/18/2017	2			2		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.						HOEPA
202437015	CT	Primary	Refinance Cash-out - Debt Consolidation	10/18/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						HOEPA
202437016				CT		Primary	Refinance Cash-out - Other			10/18/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2005.						HOEPA
202452481	TX	Primary	Refinance Rate/Term	11/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/1991 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/13/1991.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,500.43 is underdisclosed from calculated Finance Charge of $284,638.41 in the amount of $137.98.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						Texas
202452482				TX		Investment	Refinance Cash-out - Debt Consolidation			11/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/1997.						Texas
202452483	TX	Primary	Refinance Rate/Term	No	11/07/2017	3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Note page 2 item (D) was not provided

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security instrument provided cut off on top of pages.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/23/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/23/1993. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452489				TX		Investment	Refinance Cash-out - Other			10/25/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2000.						Texas
202452559	TX	Primary	Refinance Rate/Term	Yes	11/08/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: The file is missing pages 3 - 12 including the signature page and the Notary page.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452572	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.06985% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 4.06985%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on X/13/2002, prior to three (3) business days from transaction date of 05/09/2002.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452574	TX	Primary	Refinance Cash-out - Other	Yes	11/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.00000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 4.00000%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452576	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.00000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of $1,000.00 or 2.00000%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452578	TX	Primary	Refinance Cash-out - Debt Consolidation	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.92879% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 0.92879%.)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,253.89 is underdisclosed from calculated Finance Charge of $77,453.90 in the amount of $200.01.
																EXCEPTION INFO: TIL itemization did not disclose an escrow fee of $200 and a tax certification fee of $67.14 as prepaid finance charges.						Texas
202452579				TX		Investment	Refinance Cash-out - Other			11/01/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/03/2001.						Texas
202452580				TX		Investment	Refinance Cash-out - Other			11/01/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2001.						Texas
202452581				TX		Investment	Refinance Cash-out - Other			11/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/13/2002.						Texas
202452582				TX		Investment	Refinance Cash-out - Other			11/01/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/06/2001.						Texas
202452583	TX	Primary	Refinance Cash-out - Other	Yes	11/07/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452584	TX	Primary	Refinance Rate/Term	Yes	11/06/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452585	TX	Primary	Refinance Cash-out - Other	Yes	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.16026% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.16026%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/12/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452586	TX	Second Home	Refinance Cash-out - Home Improvement	No	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452587	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of 07/08/2002.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452588	TX	Primary	Refinance Rate/Term	Yes	11/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452589	TX	Primary	Purchase	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452590				TX		Investment	Refinance Cash-out - Other			11/06/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2002.						Texas
202452591	TX	Primary	Refinance Cash-out - Other	11/07/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)						Texas
202452593	TX	Primary	Refinance Rate/Term	Yes	11/06/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452594				TX		Investment	Refinance Cash-out - Other			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2002.						Texas
202452595	TX	UTD	Refinance Cash-out - Other	Yes	11/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.26825% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 4.26825%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Texas
202452596	TX	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] Missing Data - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/11/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/11/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452597	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.71945% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.71945%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452598	TX	Primary	Purchase	No	11/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452599				TX		Investment	Refinance Cash-out - Other			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2002.						Texas
202452600	TX	Primary	Refinance Cash-out - Other	Yes	11/06/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/06/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452601	TX	Primary	Refinance Rate/Term	Yes	11/06/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452604	TX	Primary	Refinance Cash-out - Other	11/09/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/25/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

																[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Texas
202452605				TX		Investment	Refinance Cash-out - Other			11/08/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2002.						Texas
202452606	TX	Primary	Refinance Rate/Term	Yes	11/07/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/02/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452607	TX	Primary	Refinance Cash-out - Other	Yes	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.97329% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 5.97329%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on X/20/2002, prior to three (3) business days from transaction date of XXXX.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452608				TX		Investment	Refinance Cash-out - Other			11/07/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only pages 1 & 2 provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/2002.						Texas
202452621	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.13235% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.13235%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/05/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452627	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452628	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.12864% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.12864%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing appraisal.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2002.
EXCEPTION INFO: Missing Initial Loan Application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452632	TX	Primary	Refinance Rate/Term	Yes	11/08/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 of the mortgage provided.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452633	TX	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/29/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452647	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452671	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.00000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.00000%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452711	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452715	TX	Primary	Refinance Rate/Term	Yes	11/02/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage is missing pages 2- 16 including signature/notary page.

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452718				TX		Investment	Refinance Cash-out - Other			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2002.						Texas
202452724	TX	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452729	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.76973% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.76973%.)	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452731	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/09/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452733	TX	Primary	Refinance Cash-out - Other	Yes	11/02/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452735	TX	Primary	Refinance Cash-out - Other	Yes	11/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452738				TX		Investment	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/24/2002.						Texas
202452739	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 was not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
EXCEPTION INFO: Information was not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
EXCEPTION INFO: Information was not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
EXCEPTION INFO: Information was not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.16164% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 2.16164%.)
EXCEPTION INFO: Information taken from final HUD

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
EXCEPTION INFO: Information was not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.
EXCEPTION INFO: Information was not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: Information was not provided

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
EXCEPTION INFO: Information was not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Information was not provided

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																EXCEPTION INFO: Information was not provided						Texas
202452741	TX	Primary	Refinance Cash-out - Other	Yes	11/02/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument is missing pages 4-17,

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452742	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452745	TX	Primary	Refinance Cash-out - Other	Yes	11/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/15/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 11/15/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Unable to determine compliance with 80% CLTV limitation due to missing information (Does Title indicate liens not included in CLTV question not answered)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452747	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.82906% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX 0 vs. an allowable total of XXXX (an overage of XXXX or 2.82906%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/21/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452767	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452768	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.75841% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 0.75841%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452778	TX	Primary	Refinance Rate/Term	Yes	11/14/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/26/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/26/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452783	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/08/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202452786	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452789	TX	Primary	Refinance Cash-out - Other	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/12/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452794	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: 1003 is missing from file

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: No title was provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/10/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452797	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.43873% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 0.43873%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452799	TX	Investment	Refinance Cash-out - Other	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

															[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/17/2003.						Texas
202452801	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452842				TX		Investment	Refinance Cash-out - Other			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/13/2004.						Texas
202452850				TX		Investment	Refinance Cash-out - Other			11/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2003.						Texas
202452851				TX		Investment	Refinance Rate/Term			11/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/29/2003.						Texas
202452853	NJ	Primary	Purchase	Yes	11/09/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202452854	TX	Primary	Refinance Rate/Term	10/19/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,292.67 is underdisclosed from calculated Finance Charge of $115,399.40 in the amount of $106.73.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Texas
202452855				TX		Investment	Refinance Cash-out - Debt Consolidation			11/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.						Texas
202452856	TX	Primary	Refinance Cash-out - Other	Yes	11/02/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXXX% exceeds 80% of XXXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.09187% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 3.09187%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452857				NJ		Primary	Purchase			10/19/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2004.						NJ State Specific
202452859	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452860				TX		Investment	Refinance Cash-out - Other			11/02/2017	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.						Texas
202452861	TX	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.12060% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 3.12060%.)

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452862	TX	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/31/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452863	TX	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
EXCEPTION INFO: Missing Preliminary Title.

[3] Closing / Title - Title: Evidence of title is missing

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>						Texas
202452864	TX	Primary	Refinance Cash-out - Other	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.
EXCEPTION INFO: First page only in file.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

															[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2004.						Texas
202452865	NJ	Primary	Purchase	Yes	11/02/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/09/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202452866				NJ		Investment	Purchase			11/02/2017	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/09/2003.						NJ State Specific
202452867	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/13/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202452870				TX		Investment	Refinance Cash-out - Other			11/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/19/2004.						Texas
202452871				TX		Primary	Refinance Cash-out - Debt Consolidation			11/06/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/21/2004.						Texas
202452872	TX	Primary	Refinance Rate/Term	Yes	11/06/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452873				TX		Investment	Refinance Cash-out - Other			11/10/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2004.						Texas
202452875				TX		Investment	Refinance Cash-out - Other			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2004.						Texas
202452876	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452877				NJ		Investment	Refinance Cash-out - Other			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2004.						NJ State Specific
202452879	TX	Primary	Refinance Rate/Term	Yes	11/06/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452880	NJ	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/13/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ State Specific
202452882				TX		Investment	Refinance Cash-out - Other			11/06/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.						Texas
202452884	TX	Primary	Refinance Rate/Term	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202452887	TX	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Texas
202471059				UT		Primary	Refinance Rate/Term			10/18/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/14/2000.						HOEPA CITI
202471060	VA	Primary	Refinance Rate/Term	10/18/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2000.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA CITI
202471062	PA	Primary	Refinance Cash-out - Debt Consolidation	10/18/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA CITI
202471064	OK	Primary	Refinance Rate/Term	10/18/2017	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/11/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/11/2000.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA CITI
202482108	OH	Primary	Refinance Cash-out - Other	Yes	10/22/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-20
202482109				MS		Primary	Refinance Rate/Term		Yes	10/22/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-20
202482110				IL		Primary	Refinance Cash-out - Other		Yes	10/22/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-20
202482111				TX		Primary	Purchase		Yes	10/22/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-20
202482112				MI		Primary	Purchase		No	10/22/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-20
202482113				TN		Investment	Refinance Rate/Term			10/22/2017	1			1								Random 10-20
202505153	CA	Primary	Purchase	10/31/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/25/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,874,627.14 is underdisclosed from calculated Finance Charge of $1,874,903.40 in the amount of $276.26.
																EXCEPTION INFO: Final HUD does not reflect document preparation fee of $245 as prepaid finance charge.						Random 10-26
202505154				NC		Investment	Refinance Rate/Term			10/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/05/2003.						Random 10-26
202505155				CA		Primary	Refinance Cash-out - Debt Consolidation			10/31/2017	1			1								Random 10-26
202505156	CO	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505159	CA	Primary	Purchase	10/31/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.						Random 10-26
202505160	CO	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/08/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505161	CA	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505162	CA	Primary	Refinance Rate/Term	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505163	NJ	Primary	Purchase	No	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/28/1993 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/28/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/28/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505164											3			3	[3] Loan File - (Missing Doc) Loan images/file not provided							Reperforming
202505166	DE	Primary	Refinance Cash-out - Debt Consolidation	No	11/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/1994.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505167	IL	Primary	Refinance Rate/Term	Yes	11/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/21/1996.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505168				CA		Primary	Refinance Cash-out - Other			10/31/2017	1			1								Random 10-26
202505170	CO	Primary	Refinance Rate/Term	Yes	11/07/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505171	MD	Primary	Refinance Cash-out - Other	Yes	11/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/01/1996.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505173	NY	Primary	Refinance Cash-out - Other	Yes	11/07/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/1997.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505174	CA	Primary	Refinance Cash-out - Other	10/31/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/13/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.						Random 10-26
202505176				CA		Primary	Refinance Cash-out - Debt Consolidation			10/31/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/19/2003.						Random 10-26
202505177	GA	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505178	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/1997.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505180	MS	Primary	Refinance Rate/Term	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,598.57 is underdisclosed from calculated Finance Charge of $362,761.15 in the amount of $25,162.58.
																EXCEPTION INFO: lender used index of 1.808% which is outside of 45 day lookback						Random 10-26
202505181	WV	Primary	Refinance Rate/Term	Yes	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/17/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/17/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505182	CO	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505183	FL	Primary	Construction-Permanent	No	11/14/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/12/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505185	MI	Primary	Refinance Rate/Term	Yes	11/01/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505186	WA	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/23/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505187	CA	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505188				CA		Primary	Refinance Cash-out - Debt Consolidation			10/31/2017	1			1								Random 10-26
202505190	OH	Primary	Purchase	No	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/1998.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505192	TX	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505193	PA	Primary	Refinance Rate/Term	Yes	11/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/06/1997.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period is less than the 15 day minimum per state (Pennsylvania).

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505194	CA	Primary	Refinance Cash-out - Other	Yes	11/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505195	HI	Primary	Refinance Cash-out - Other	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505197	MI	Primary	Refinance Cash-out - Other	Yes	11/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/04/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505198	TN	Primary	Refinance Rate/Term	Yes	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/03/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/03/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: The max late charge is 5% versus 10% on the Note

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505200	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/05/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505201	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2001.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505203	NM	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/08/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505204	UTD	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

															[3] Closing / Title - Missing Document: Security Instrument not provided							Reperforming
202505205	FL	Primary	Purchase	No	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/29/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 05/29/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505207				WA		Primary	Purchase			10/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002.						Random 10-26
202505208	CA	Primary	Refinance Cash-out - Other	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,106.35 is underdisclosed from calculated Finance Charge of $321,183.12 in the amount of $76.77.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of prepaid finance charges. Recording service fee of $57 and subordination agreement of $12 were not included as prepaid finance charges.						Random 10-26
202505209	CO	Primary	Purchase	No	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505210	PA	Primary	Refinance Cash-out - Debt Consolidation	11/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2001.						Reperforming
202505212	FL	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505213	IL	Primary	Refinance Rate/Term	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: No Title Policy or Title Commitment was found in the file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505214				OH		Primary	Purchase			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2001.						Reperforming
202505216	TN	Primary	Refinance Rate/Term	Yes	11/01/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 of the mortgage and the legal description provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505217	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505218	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505219	FL	Second Home	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/04/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505220	GA	Primary	Refinance Rate/Term	Yes	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505222	KS	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505223	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/06/2001.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NC) - max prepayment charge for NC loan less than $150,000 is 0% - note states 1% for 30 months. Lender is EquiFirst Corporation.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505224				NC		Primary	Refinance Cash-out - Debt Consolidation			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2002.						Reperforming
202505225	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/10/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505226	IL	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505227	FL	Primary	Purchase	No	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505228	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505230	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/13/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505231	GA	Primary	Purchase	No	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/07/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505232	GA	Primary	Purchase	No	11/06/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/03/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505234				NY		Investment	Refinance Cash-out - Home Improvement			11/08/2017	1			1								Random 10-26
202505235	IN	Primary	Purchase	No	11/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505236				CA		Investment	Refinance Cash-out - Debt Consolidation			11/06/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.							Reperforming
202505237	MT	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/19/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505238	LA	Primary	Purchase	No	11/10/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only have first few pages.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505239	MN	Primary	Purchase	No	11/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505240				PA		Primary	Refinance Cash-out - Debt Consolidation			11/01/2017	1			1								Reperforming
202505241	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505242	VA	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505245	VA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505247	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505249				TN		Primary	Purchase			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/09/2004.						Random 10-26
202505250	NC	Primary	Refinance Cash-out - Debt Consolidation	11/09/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						Random 10-26
202505251	IN	Primary	Refinance Cash-out - Debt Consolidation	11/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Reperforming
202505252	MI	Primary	Refinance Cash-out - Other	Yes	11/02/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505254				KS		Investment	Refinance Streamlined			11/08/2017	1			1								Reperforming
202505255	FL	Primary	Purchase	No	11/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505256				NC		Investment	Refinance Rate/Term			11/08/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2002.						Random 10-26
202505257				TN		Primary	Refinance Cash-out - Other			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2002.						Reperforming
202505258	SC	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505259	FL	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505260				TN		Primary	Purchase			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2002.						Random 10-26
202505262				LA		Primary	Refinance Cash-out - Debt Consolidation			11/08/2017	1			1								Reperforming
202505263	AZ	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505264	MO	Primary	Refinance Rate/Term	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505265	MI	Primary	Purchase	No	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505266	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505267				AZ		Primary	Purchase			10/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.						Random 10-26
202505268				NC		Investment	Refinance Cash-out - Debt Consolidation			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2002.						Reperforming
202505270	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,213.33 does not match Calculated P&I of $1,213.22

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/21/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505271	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505272	IN	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505273	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal is missing from the file, value at origination obtained from modification summary and servicing checklist.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505274	TX	Primary	Purchase	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505275	MS	Primary	Refinance Rate/Term	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/13/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505276	IN	Primary	Purchase	No	11/06/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/13/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505277	MN	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505278	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505279	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505280	PA	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505281	WI	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/17/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505282	MI	Primary	Purchase	No	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505283				FL		Investment	Purchase			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2004.						Random 10-26
202505284	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505285	PA	Primary	Purchase	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2002.

																[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.						Reperforming
202505286	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/03/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505288	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/01/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505289				MI		Investment	Refinance Rate/Term			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2002.						Reperforming
202505290	MS	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2001.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state of MS. Max late charge is greater of 4% of $5. Note states 5%.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505291	WI	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/19/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505292	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505293	OR	Primary	Refinance Rate/Term	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.						Reperforming
202505294	MO	Primary	Purchase	No	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505295	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/18/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505296				OH		Primary	Refinance Cash-out - Other			11/09/2017	1			1								Random 10-26
202505297	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505298	SC	Primary	Purchase	No	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505299	NV	Primary	Refinance Cash-out - Other	Yes	11/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505300				VA		Investment	Refinance Cash-out - Other			11/08/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2001.						Random 10-26
202505301	IL	Second Home	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/13/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505303	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505304	NY	Primary	Purchase	Yes	11/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/14/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/14/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505305	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505306	IL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505307	CA	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505308	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505309	NE	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505310	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505311	NC	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/21/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505312	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505314	TN	Primary	Purchase	No	11/10/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505315	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505316	KY	Primary	Purchase	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505317	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/14/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505318	NC	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505320	MN	Primary	Purchase	No	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/29/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505321	NC	Primary	Purchase	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505322	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505323	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

															[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						Reperforming
202505324	IN	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505325	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/01/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505327	MI	Primary	Purchase	No	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/13/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505328	OR	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505329	SC	Primary	UTD UTD	Yes	11/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/01/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/01/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505330	AZ	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505331	IN	Primary	Purchase	No	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/23/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505332	LA	Primary	Purchase	No	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505333	MT	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/11/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505334				OR		Primary	Purchase			11/08/2017	1			1								Reperforming
202505335	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505336	MO	Primary	Purchase	No	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505337	TX	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505338	PA	Primary	Purchase	No	11/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Missing page 1 of the final HUD-1 in the file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505339				PA		Primary	Refinance Rate/Term			11/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2002.						Random 10-26
202505340	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505341	CT	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/06/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505342	UT	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505343	CT	Investment	Purchase	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/27/2003.						Random 10-26
202505344	OH	Primary	Purchase	11/09/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/14/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/14/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.						Reperforming
202505345	NJ	UTD	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page one of final signed Mortgage/Security Instrument in file.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/04/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																EXCEPTION INFO: Missing both initial / final application.						Random 10-26
202505346	SC	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505347	MN	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505348	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% - note states 6%. Lender is Household Bank, f.s.b.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505349	NM	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only page 1 was provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505351	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505353	NY	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/17/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																EXCEPTION INFO: Late charge fee of 6% exceeds the max allowed of 2% for the state of New York.						Reperforming
202505354	TX	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505355	FL	Primary	Purchase	No	11/09/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing a complete copy of the mortgage, only page 1 of the mortgage provided in the file.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505356	NE	Primary	Refinance Cash-out - Other	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505357	OH	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505358	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/27/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																EXCEPTION INFO: Missing Final TIL.						Reperforming
202505359	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/01/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/24/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505360	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505361	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505362	CT	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: No appraisal provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/12/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505363				GA		Investment	Purchase			11/02/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.						Random 10-26
202505364	TX	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505365	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2001.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505366	TN	Investment	Purchase	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
															EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2003.						Random 10-26
202505368	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing appraisal.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505370	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505371	FL	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/13/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505372	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505373	FL	Primary	Refinance Rate/Term	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/27/2003.						Random 10-26
202505374	AZ	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: No title was provided for file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505375	TN	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505376	CA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505377	GA	UTD	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Random 10-26
202505378	TX	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505379	LA	Primary	Purchase	No	11/10/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505380	NJ	Primary	Purchase	No	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/21/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505383	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/02/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds 2% maximum per State NY.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505384	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505385	MA	Primary	Purchase	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505387				CA		Primary	Refinance Cash-out - Other			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2003.						Reperforming
202505388	CA	Primary	Purchase	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505389				IN		Primary	Refinance Cash-out - Other			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.						Random 10-26
202505390	NC	UTD	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Reperforming
202505391	FL	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/24/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505393	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505394	IN	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505395	AL	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/08/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505396	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505397				MS		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2003.						Reperforming
202505398	IN	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/04/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505399				IN		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/03/2002.						Reperforming
202505400				AL		Primary	Refinance Cash-out - Debt Consolidation			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2002.						Random 10-26
202505401	FL	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505402	IN	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2003.						Reperforming
202505403	OH	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/24/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505404	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/10/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505405	TN	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505406	AL	Primary	Refinance Rate/Term	11/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Reperforming
202505407	CA	Primary	Refinance Cash-out - Other	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505408	GA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505409	WA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505410	TX	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505412	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505414				TN		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2003.						Reperforming
202505415	AZ	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505416	AZ	Primary	Refinance Cash-out - Other	11/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,234.80 is underdisclosed from calculated Finance Charge of $124,323.41 in the amount of $88.61.
																EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.						Random 10-26
202505417	IN	Primary	Purchase	No	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/11/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505418	MS	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505419				FL		Investment	Purchase			11/13/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2004.						Random 10-26
202505420	AL	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505421	AL	Primary	Purchase	No	11/02/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/13/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505422	GA	Primary	Purchase	No	11/06/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505423	IL	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/13/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505424	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505425	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505426	MS	UTD	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/24/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Random 10-26
202505427	IL	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505428	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505429	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Page 1 only in file [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505430	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505431	LA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/03/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505432				TN		Primary	Purchase			11/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2004.						Reperforming
202505433	MI	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505434	FL	Second Home	Purchase	No	11/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/12/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505435	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505436	LA	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: The Final 1003 was not found in the file.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505437	MT	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505438	LA	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505439	WI	Primary	Purchase	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/29/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						Reperforming
202505440	VA	Primary	Purchase	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA loans is 2% - note states 6%. Lender is EquiFirst Corporation.

																[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.						Random 10-26
202505441				NY		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2004.						Reperforming
202505442	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505443	MI	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Prepayment terms not allowed. Per Michigan statute, maximum prepayment allowed is 1%. Note states 6%.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Reperforming
202505444	GA	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505446	TX	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505447	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505449				CO		Investment	Refinance Cash-out - Other			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/12/2002.						Random 10-26
202505450	NE	Primary	Purchase	No	11/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/16/2003.

[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505451	MN	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505452	TN	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing a complete copy of the mortgage, only page 1 provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505453	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505454	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/05/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505455	TX	Primary	Purchase	Yes	11/08/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only pages 1 & 3 were provided. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505456				FL		Investment	Purchase			11/13/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2004.						Random 10-26
202505457	NY	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505458	MS	Primary	Purchase	No	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505459	FL	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505460	FL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505461	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/03/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505462	FL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505464	FL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505465	SC	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505466				IN		Primary	Refinance Cash-out - Other			11/08/2017	1			1								Random 10-26
202505467				IL		Primary	Purchase			11/09/2017	1			1								Reperforming
202505468	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505470	KS	Primary	Refinance Rate/Term	Yes	11/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505471	CO	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505472	MO	Investment	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/2003.
EXCEPTION INFO: Review confirms that due to absence of application documentation a look back of 30 days was applied for determination of application date and purpose of testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																EXCEPTION INFO: Final TIL not yet imaged as of 11/08/17						Random 10-26
202505473	GA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/16/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505474				KY		Primary	Purchase			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2004.						Reperforming
202505475	UT	Primary	Purchase	No	11/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/18/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505479				KY		Primary	Purchase			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2002.						Random 10-26
202505481				OH		Primary	Refinance Rate/Term			10/31/2017	1			1								Random 10-26
202505482	TN	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505484	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/1999.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505485	FL	UTD	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Random 10-26
202505486	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/17/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505487	MD	Primary	Purchase	No	11/09/2017	2	2	[3] Closing / Title - ARM Error: Initial Rate Minimum was not provided
EXCEPTION INFO: Verified note start rate is 7.65%, note margin is 7.95%, Initial change minimum rate is 7.65%. No life rate minimum listed.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505488	AZ	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505489	CA	Second Home	Refinance Rate/Term	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/05/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505490	FL	Primary	Purchase	No	11/06/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/19/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505491	UT	Primary	Refinance Rate/Term	Yes	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3-15 of 15 pages

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505492				IL		Investment	Refinance Cash-out - Other			11/09/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003							Random 10-26
202505493	NV	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/20/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505494				CO		Investment	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2003.						Reperforming
202505495	IN	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/06/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505496				MA		Investment	Refinance Cash-out - Other			11/09/2017	1			1								Reperforming
202505497	OH	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Original Appraisal not in the file

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505499				NC		Investment	Purchase			11/02/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2003.						Random 10-26
202505500				OH		Primary	Purchase			11/02/2017	1			1								Random 10-26
202505502	GA	Primary	Purchase	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: Final Hud-1 in file only contains page 1 no document in file reflecting fees.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/26/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505503				IL		Primary	Purchase			11/09/2017	1			1								Reperforming
202505504				OH		Primary	Refinance Cash-out - Debt Consolidation			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/28/2002.						Random 10-26
202505505	IL	Primary	Refinance Rate/Term	Yes	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed on loans with APR exceeding 8% per state (IL). Lender is Home Loan Corporation D/B/A Expanded Mortgage Credit.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505506	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/21/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505508	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505509	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505510	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/15/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/15/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 11-13
202505511	NC	Primary	Refinance Rate/Term	Yes	11/02/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505514	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505515	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/18/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505516	IN	Primary	Refinance Rate/Term	Yes	11/01/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3-8.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505517	IL	Primary	Refinance Rate/Term	11/02/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,016.35 is underdisclosed from calculated Finance Charge of $117,053.33 in the amount of $36.98.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.						Reperforming
202505518	KS	Primary	Purchase	No	11/02/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/01/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505519	TX	Primary	Purchase	Yes	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/05/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505520	AL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/01/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505521	LA	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/02/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505522				FL		Investment	Purchase			11/06/2017	1			1								Random 10-26
202505524	OK	Primary	Purchase	No	11/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505525	WA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505526				TX		Investment	Purchase			11/02/2017	1			1								Random 10-26
202505527	NC	Primary	Refinance Rate/Term	Yes	11/07/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/1998.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505528	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505529	DE	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/08/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505530	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505531	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505533	FL	Investment	Purchase	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.						Reperforming
202505535	MO	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/04/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505536	TN	Primary	Purchase	No	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505537	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505538	TN	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505539	OH	Primary	Refinance Cash-out - Debt Consolidation	11/09/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.						Reperforming
202505540	TN	Investment	Refinance Rate/Term	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/25/2003.						Reperforming
202505541	TX	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505542	TX	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (TX) - prepayment charge not allowed for rates over 12%. Note states rate can fluctuate up to 16.25%. Lender is AMPRO Mortgage Corporation.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505543				SC		Investment	Refinance Cash-out - Other			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004.						Random 10-26
202505544				GA		Investment	Purchase			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/2003.						Random 10-26
202505545	SC	Primary	Purchase	No	11/08/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing a complete copy of the mortgage, only pages 1-3, 14 and 15 provided in the file.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/14/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505546	IA	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505547	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505548	IN	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/20/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505549	TN	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2004.						Reperforming
202505550	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: Evidence of title is missing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
EXCEPTION INFO: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2001.
EXCEPTION INFO: No evidence of application date located in file.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
EXCEPTION INFO: Unable to conclusively determine date of consummation.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: Missing Final TIL Signature Date and RTC Signature Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																EXCEPTION INFO: Missing Final TIL.						Random 10-26
202505552	SC	Primary	Purchase	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/24/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/24/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505553	OH	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/02/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505555	NY	Primary	Purchase	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/06/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $482,604.04 is underdisclosed from calculated Finance Charge of $483,004.78 in the amount of $400.74.
																EXCEPTION INFO: Unable to determine the under disclosures due to missing the itemization of financed						Reperforming
202505556	FL	Primary	Purchase	No	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505557				ME		Second Home	Purchase			11/09/2017	1			1								Random 10-26
202505558	MO	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505559	PA	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505560	NC	Investment	Purchase	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2004.						Reperforming
202505561				OH		Investment	Purchase			11/06/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/13/2002.						Random 10-26
202505562	TX	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505563	WI	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Title: Evidence of title is missing

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505564	NE	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505566	TX	Primary	Purchase	No	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505567	NE	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505568	WA	Investment	Purchase	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

															[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2004.						Reperforming
202505569	MI	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage missing pages 2-14 of 14.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either preliminary or final title.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505570	FL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/13/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505571	LA	Primary	Purchase	No	11/06/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/19/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (LA) - max prepayment charge for LA ARM loan is 5%,4%, 3% - note states 6%. Lender is EquiFirst Corporation

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505573				MS		Investment	Purchase			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/16/2003.						Random 10-26
202505574	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505575	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/11/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505576	TX	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: application not in file [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505577	IN	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505578	IN	Primary	Purchase	No	11/13/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/14/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505579	OH	Investment	Purchase	11/02/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-02): Only pages 1 and 2 of the mortgage provided, missing a complete copy of the mortgage.

															[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.						Random 10-26
202505580				FL		Primary	Refinance Cash-out - Other			11/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/03/2004.						Random 10-26
202505581	FL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505582	FL	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505583	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505584	IN	Primary	Refinance UTD	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505585	TX	Primary	Purchase	Yes	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505586	AL	Primary	Purchase	No	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505587				TN		Investment	Refinance Cash-out - Other			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/08/2001.						Random 10-26
202505589	OH	Primary	Purchase	No	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming
202505590	TX	Primary	Purchase	No	11/07/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/1997.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505591	PA	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,683.19 is underdisclosed from calculated Finance Charge of $205,787.01 in the amount of $2,103.82.						Reperforming
202505592	NY	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1

															[3] Closing / Title - Title: Evidence of title is missing	[2] Closing / Title - TILA - Final TIL Missing						Random 10-26
202505593	AL	Primary	Purchase	No	11/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/16/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505596	TX	Primary	Purchase	Yes	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505597	SC	Primary	Purchase	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/15/2004.

																[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Reperforming
202505598				FL		Investment	Purchase			11/08/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/21/2001.						Random 10-26
202505600				TX		UTD	UTD UTD				3			3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						Reperforming
202505601	WA	Primary	Purchase	No	11/02/2017	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/12/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505602	IL	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Random 10-26
202505603				GA		Investment	Purchase			11/10/2017	1			1								Reperforming
202505604	VA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing a complete copy of the mortgage, only page 1 and the legal description provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505605	OK	Primary	Refinance Cash-out - Other	Yes	11/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/12/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505606				CO		Primary	Purchase			10/31/2017	1			1								Reperforming
202505608	IN	Primary	Refinance Cash-out - Other	Yes	11/09/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-09): Missing complete copy of the mortgage, only page 1 of the mortgage provided.

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505609	IN	Primary	Refinance Rate/Term	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505610				CA		Primary	Refinance Cash-out - Other			10/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2003.						Reperforming
202505611	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-03): Only page 1 of the mortgage provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505612	AL	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505613	TX	Primary	Purchase	No	11/07/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/1996.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505615	FL	Second Home	Purchase	No	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/07/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505617				CA		Primary	Refinance Cash-out - Other			10/31/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/03/2003.						Reperforming
202505618	AZ	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage missing pages 2 and 4-15.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/11/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505619				FL		Investment	Refinance Cash-out - Other			11/01/2017	1			1								Random 10-26
202505620	NY	Primary	Purchase	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/11/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505621				MI		Primary	Refinance Cash-out - Debt Consolidation			11/08/2017	1			1								Random 10-26
202505623	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/17/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 11-14
202505624	GA	Investment	Refinance Cash-out - Other	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

															[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/29/2003.						Random 10-26
202505625	NM	Primary	Purchase	No	11/01/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/1997.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505626	NJ	Primary	Purchase	No	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-26
202505627				FL		Investment	Refinance Rate/Term			10/31/2017	1			1								Reperforming
202508526				CT		Second Home	Refinance Cash-out - Debt Consolidation			11/01/2017	1			1								Random 10-30-2017
202508527				FL		Primary	Purchase			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/18/2002.						Random 10-30-2017
202508528				CA		Primary	Purchase			11/01/2017	1			1								Random 10-30-2017
202508529	NJ	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-30-2017
202508530	TN	Primary	Refinance Rate/Term	Yes	11/08/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing pages 2-15 of 15. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/24/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-30-2017
202508531	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-30-2017
202508532	OH	Primary	Purchase	11/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/29/2004.						Random 10-30-2017
202508533	NE	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2003.

[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-30-2017
202508534	KY	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-30-2017
202508535	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 10-30-2017
202508536				FL		Primary	Refinance Cash-out - Other			11/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2002.						Random 10-30-2017
202515728	FL	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515729	SC	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515730	TX	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515731	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515732	TX	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/16/2003.						Modified 10-31
202515733	LA	Primary	Purchase	No	11/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515734	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2002.
EXCEPTION INFO: Only the 1st page was bookmarked.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: RTC was not provided.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515735	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515736	LA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (LA) - max late charge for LA is 5% - Note states 6%.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515737	TX	Primary	Purchase	No	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/22/2000.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515738	KY	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/01/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202515739	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 10-31
202516184	NJ	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: missing application	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ Upsize
202516185	NJ	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/08/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge percentage exceeds 4% maximum per state (NJ)

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ). Lender is First National Bank of Arizona.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						NJ Upsize
202516186	GA	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516187	NJ	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/21/2003.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ Upsize
202516188	NJ	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/05/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Prior to 11/27/2003, there were no limits on late charge percentages. The loan closing date is XXXX.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						NJ Upsize
202516189	GA	Primary	Purchase	Yes	11/10/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516190	GA	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516191	NJ	Primary	Purchase	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
																EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 4% - note states 5%.						NJ Upsize
202516192	NJ	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/08/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge fee of 5% exceeds the max allowed of 4% for the state of New Jersey.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ Upsize
202516193	GA	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516194	NJ	Primary	Refinance Cash-out - Other	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/29/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,372.40 is underdisclosed from calculated Finance Charge of $330,450.34 in the amount of $77.94.						NJ Upsize
202516195	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/07/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516196	GA	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516197	NJ	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2002.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: No limit for state of NJ.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ Upsize
202516198				GA		Primary	Purchase			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004.						GA Upsize 11-1
202516199	GA	Primary	Refinance Cash-out - Other	Yes	11/06/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516200	GA	Primary	Purchase	Yes	11/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/15/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516202	GA	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516203	GA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516204	GA	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516205	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516206	GA	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516207	GA	Primary	Purchase	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516208	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516209	NJ	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing pages 4-13 and 15,16 of 16 pages	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ Upsize
202516210	GA	Primary	Refinance Rate/Term	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516211	GA	Primary	Refinance Rate/Term	Yes	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/15/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516212	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516213	GA	Primary	Refinance Rate/Term	Yes	11/10/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>						GA Upsize 11-1
202516214	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516215	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.
EXCEPTION INFO: Missing initial 1003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: Missing TIL and RTC from loan file.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Notice of Right to Cancel was not provided in loan file.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																EXCEPTION INFO: Final TIL missing from loan file.						GA Upsize 11-1
202516216	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/16/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516217	NJ	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						NJ Upsize
202516218	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[3] Closing / Title - Missing Document: Rider - PUD not provided

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only the first page of the security deed was provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516219				GA		Primary	Purchase			11/08/2017	2			2		[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Limit late charges are limited to 5%.						GA Upsize 11-1
202516220	GA	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516221	GA	Primary	Purchase	Yes	11/07/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516222	GA	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516223	GA	Primary	Purchase	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516224	GA	Primary	Purchase	No	11/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516225	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516226				GA		Investment	Purchase			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/07/2003.						GA Upsize 11-1
202516227	GA	Primary	Purchase	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516228	GA	Primary	Purchase	No	11/07/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/13/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516230	GA	Primary	Refinance Cash-out - Other	Yes	11/10/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516231	GA	Primary	Refinance Cash-out - Debt Consolidation	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (GA) - max prepayment charge for GA is 2% year 1, 1% year 2 and 0% thereafter- note states 5% for 36 months. Lender is Mortgage Lenders Network USA, Inc..

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per State (GA) - Max late charge for GA is 5% - Note states 10%.

																[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						GA Upsize 11-1
202516233	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516234				GA		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2003.						GA Upsize 11-1
202516235	GA	Investment	Purchase	No	11/10/2017	2	2	[2] Closing / Title - TILA - Final TIL Missing

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.						GA Upsize 11-1
202516236	GA	Investment	Purchase	11/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

															[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/23/2003.						GA Upsize 11-1
202516238	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/25/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516239	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516240	GA	Primary	Refinance Rate/Term	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,297.36 is underdisclosed from calculated Finance Charge of $152,691.86 in the amount of $394.50.						GA Upsize 11-1
202516241	GA	Primary	Purchase	Yes	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516242	GA	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516243	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/29/2004.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516244	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516245	GA	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516246	GA	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516249	NJ	Primary	Refinance Rate/Term	Yes	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2001.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Max 4% late charge on loans originated prior to 11/27/03. Note calls for a 5% penalty.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ Upsize
202516250	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516251	GA	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/22/1997.						GA Upsize 11-1
202516252	GA	Primary	Refinance Cash-out - Home Improvement	Yes	11/09/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516253	GA	Primary	Purchase	No	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-03): Only page 1 and the legal description of the mortgage provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516254	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516255	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.

[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-03): Only page 1 of the mortgage provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/12/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516256	GA	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516257	GA	Primary	Purchase	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516258	NJ	Primary	Purchase	No	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: HUD incomplete due to missing page 2.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 11/16/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 4% - note states 5%

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NJ Upsize
202516259				GA		Investment	Purchase			11/09/2017	1			1								GA Upsize 11-1
202516261	GA	Primary	Refinance Cash-out - Other	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516262	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/07/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/07/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516263	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202516264	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/02/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						GA Upsize 11-1
202521062	NY	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $520,896.90 is underdisclosed from calculated Finance Charge of $521,853.14 in the amount of $956.24.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed						Random 11-2
202521063				NY		Primary	Purchase			11/09/2017	1			1								Random 11-2
202521064				GA		Primary	Purchase			11/09/2017	1			1								Random 11-2
202521065	IL	Primary	Purchase	No	11/09/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/30/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/30/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 11-2
202521066	OH	Primary	Purchase	11/09/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						Random 11-2
202521068				SC		Primary	Purchase			11/09/2017	1			1	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided							Random 11-2
202521069	GA	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						Random 11-2
202521070				PA		Primary	Purchase		No	11/09/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Random 11-2
202524375	IL	Primary	Purchase	11/07/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,430.94 is underdisclosed from calculated Finance Charge of $259,942.45 in the amount of $511.51.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Reperforming 11-3
202524376	PA	Primary	Purchase	11/07/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,397.29 is underdisclosed from calculated Finance Charge of $203,592.34 in the amount of $195.05.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Modified 11-3
202524377	MA	Primary	Refinance Rate/Term	Yes	11/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524378				MA		Primary	Purchase			11/08/2017	1			1								Reperforming 11-3
202524379	MA	Primary	Purchase	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/14/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/14/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524380	NJ	Primary	Purchase	No	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/31/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/28/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524381	NC	Primary	Refinance Rate/Term	11/09/2017	2	2	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																EXCEPTION INFO: The Finance Charge has an "e" for Estimated on the final TIL dated 5/18/2001.						Reperforming 11-3
202524382	PA	Primary	Refinance Rate/Term	Yes	11/08/2017	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/23/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 03/29/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 11-3
202524383	SC	Primary	Purchase	11/07/2017	2	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,002.36 is underdisclosed from calculated Finance Charge of $203,262.83 in the amount of $260.47.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Reperforming 11-3
202524386	PA	Primary	Refinance Rate/Term	11/07/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,374.27 is underdisclosed from calculated Finance Charge of $211,721.41 in the amount of $1,347.14.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.						Reperforming 11-3
202524387	IL	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,177.59 is underdisclosed from calculated Finance Charge of $211,367.70 in the amount of $190.11.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Reperforming 11-3
202524388				MI		Primary	Refinance Rate/Term			11/08/2017	1			1	[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003							Reperforming 11-3
202524389	NJ	Primary	Purchase	11/08/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,148.80 is underdisclosed from calculated Finance Charge of $192,115.37 in the amount of $966.57.
																EXCEPTION INFO: Mortgage commitment index is 5.7% closest index found is 5.64%						Reperforming 11-3
202524390	SC	Primary	Refinance UTD	Yes	11/07/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/31/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 04/30/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524391	IL	Primary	Refinance Streamlined	Yes	11/08/2017	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/20/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/20/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 05/20/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>						Reperforming 11-3
202524392	OH	Primary	Purchase	11/07/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
EXCEPTION INFO: Case Number assignment is missing.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						Reperforming 11-3
202524393	TN	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,638.56 is underdisclosed from calculated Finance Charge of $203,633.61 in the amount of $3,995.05.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.						Reperforming 11-3
202524394	NC	Primary	Purchase	11/09/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,580.98 is underdisclosed from calculated Finance Charge of $216,899.91 in the amount of $7,318.93.
																EXCEPTION INFO: Under disclosure due to lower index,the lowest Index available within the look-back period is 5.55%.						Reperforming 11-3
202524395	MD	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																EXCEPTION INFO: Evidence of CHARM Booklet receipt from borrower not yet imaged as of 11/07/17.						Reperforming 11-3
202524396	TN	Primary	Refinance Rate/Term	11/09/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,164.91 is underdisclosed from calculated Finance Charge of $139,339.92 in the amount of $175.01.
																EXCEPTION INFO: Per TIL Itemization/APR Fact Sheet, $175.00 Settlement Fee to Title was not disclosed as a prepaid finance charge.						Reperforming 11-3
202524397	GA	Primary	Refinance Rate/Term	11/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/21/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,648.51 is underdisclosed from calculated Finance Charge of $182,148.75 in the amount of $500.24.
																EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $500 as a prepaid finance charge.						Reperforming 11-3
202524398				NJ		Primary	Purchase			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2000.						Reperforming 11-3
202524399				KY		Primary	Purchase			11/09/2017	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.						Reperforming 11-3
202524400				NC		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524401				OH		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524402				NC		Primary	Purchase			11/08/2017	1			1								Reperforming 11-3
202524403				IL		Primary	Refinance Streamlined			11/08/2017	1			1								Reperforming 11-3
202524404	IL	Primary	Purchase	11/07/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,124.68 is underdisclosed from calculated Finance Charge of $173,332.25 in the amount of $207.57.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.						Reperforming 11-3
202524405	DE	Primary	Purchase	No	11/08/2017	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524406				MI		Primary	Purchase			11/09/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.							Reperforming 11-3
202524407	FL	Primary	Purchase	11/08/2017	2	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,845.18 is underdisclosed from calculated Finance Charge of $86,015.96 in the amount of $170.78.
																EXCEPTION INFO: TIL itemization did not disclose a settlement / closing fee of $225 as prepaid finance charge.						Reperforming 11-3
202524408				SC		Primary	Purchase			11/07/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						Reperforming 11-3
202524409				NY		Primary	Purchase			11/08/2017	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						Reperforming 11-3
202524410				IN		Primary	Purchase			11/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/31/2000.						Reperforming 11-3
202524411	OH	Primary	Purchase	No	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/31/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/31/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 11-3
202524412	NY	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,856.20 is underdisclosed from calculated Finance Charge of $209,715.76 in the amount of $859.56.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed						Reperforming 11-3
202524414	PA	Primary	Purchase	11/07/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/1998.						Reperforming 11-3
202524415	TN	Primary	Purchase	11/07/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,898.56 is underdisclosed from calculated Finance Charge of $158,137.25 in the amount of $238.69.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						Reperforming 11-3
202524416				GA		Primary	Purchase		No	11/08/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. EXCEPTION INFO: Missing Final TIL.						Reperforming 11-3
202524417				IN		Primary	Purchase			11/07/2017	2			2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.						Reperforming 11-3
202524418				FL		Primary	Purchase		No	11/09/2017	2			2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524419	FL	Primary	Purchase	11/09/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,228.19 is underdisclosed from calculated Finance Charge of $112,579.62 in the amount of $351.43.
																EXCEPTION INFO: It appears a lower Index was used at origination than the 5.79% Index available within the look-back period.						Modified 11-3
202524420				GA		Primary	Purchase			11/09/2017	1			1								Reperforming 11-3
202524421	IL	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $270,058.66 is underdisclosed from calculated Finance Charge of $270,276.71 in the amount of $218.05.
																EXCEPTION INFO: TIL itemization did not disclose a closing fee of $175 as prepaid finance charge						Reperforming 11-3
202524422				OH		Primary	Purchase			11/08/2017	1			1								Reperforming 11-3
202524423	TN	Primary	Purchase	11/08/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,428.47 is underdisclosed from calculated Finance Charge of $130,727.14 in the amount of $298.67.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.						Reperforming 11-3
202524424	KY	Primary	Purchase	11/08/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,056.47 is underdisclosed from calculated Finance Charge of $159,427.17 in the amount of $370.70.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed						Reperforming 11-3
202524425	IL	Primary	Purchase	Yes	11/07/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/15/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/15/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Modified 11-3
202524426				AL		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524427				IN		Primary	Purchase			11/08/2017	1			1								Reperforming 11-3
202524428	IL	Primary	Refinance Rate/Term	11/08/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,209.41 is underdisclosed from calculated Finance Charge of $111,345.75 in the amount of $136.34.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.						Reperforming 11-3
202524429	DE	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,281.07 is underdisclosed from calculated Finance Charge of $123,781.44 in the amount of $500.37.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Reperforming 11-3
202524430	IL	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.						Reperforming 11-3
202524431				TN		Primary	Purchase		No	11/08/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524432				FL		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524433	NC	Primary	Purchase	11/08/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,282.74 is underdisclosed from calculated Finance Charge of $111,770.49 in the amount of $487.75.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization. Attorney fee in the amount of $477 and flood cert in the amount of $29 were not included as prepaid finance charges.						Reperforming 11-3
202524434				OH		Primary	Purchase			11/08/2017	1			1								Reperforming 11-3
202524435				IL		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524436				PA		Primary	Purchase			11/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/1999.						Reperforming 11-3
202524437				FL		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524438	PA	Primary	Purchase	No	11/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/31/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 01/31/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524439				PA		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524440				PA		Primary	Purchase			11/07/2017	1			1								Modified 11-3
202524441				AL		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524443	MD	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,390.39 is underdisclosed from calculated Finance Charge of $194,685.50 in the amount of $295.11.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						Reperforming 11-3
202524444	GA	Primary	Purchase	No	11/08/2017	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/30/1997 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/30/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 06/30/1997. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Reperforming 11-3
202524445	IL	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,793.87 is underdisclosed from calculated Finance Charge of $136,944.04 in the amount of $150.17.
																EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed						Reperforming 11-3
202524446				IL		Primary	Purchase			11/09/2017	2			2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/07/1996.						Reperforming 11-3
202524447				OH		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524448				AL		Primary	Purchase			11/09/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003							Reperforming 11-3
202524449				MD		Primary	Purchase			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						Reperforming 11-3
202524451				VA		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524452				PA		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524453				NY		Primary	Purchase		No	11/07/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524454				OH		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524455				TN		Primary	Purchase			11/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/18/1999.						Reperforming 11-3
202524456	PA	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2000.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						Reperforming 11-3
202524457	VA	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						Reperforming 11-3
202524458				MD		Primary	Purchase			11/07/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						Reperforming 11-3
202524459				TN		Primary	Purchase			11/09/2017	1			1								Reperforming 11-3
202524460	NY	Primary	Purchase	No	11/07/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/23/1996 used as disbursement date for compliance testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524461				FL		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524462				NJ		Primary	Purchase			11/09/2017	1			1	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided EXCEPTION INFO: FHA Case Number assignment missing from loan file.							Reperforming 11-3
202524463	FL	Primary	Purchase	No	11/08/2017	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/12/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524465	TN	Primary	Purchase	11/07/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided EXCEPTION INFO: The FHA connection case number assignment is not in the loan file.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,193.66 is underdisclosed from calculated Finance Charge of $125,913.51 in the amount of $719.85.
																EXCEPTION INFO: Unable to determine variance due to missing itemization						Reperforming 11-3
202524466	NY	Primary	Purchase	11/08/2017	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						Reperforming 11-3
202524467	IN	Primary	Purchase	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/1995.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,776.55 is underdisclosed from calculated Finance Charge of $101,051.26 in the amount of $274.71.						Reperforming 11-3
202524468	FL	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/08/1996.						Reperforming 11-3
202524469				GA		Primary	Purchase			11/07/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						Reperforming 11-3
202524470	NC	Primary	Refinance Rate/Term	Yes	11/08/2017	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/25/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/25/1997. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						Reperforming 11-3
202524472	MS	Primary	Purchase	No	11/08/2017	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/27/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/27/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 07/14/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524474	FL	Primary	Purchase	No	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/30/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/29/1996. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524475	PA	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,287.17 is underdisclosed from calculated Finance Charge of $87,592.48 in the amount of $305.31.
																EXCEPTION INFO: Under disclosure due to itemization of amount financed did not disclose a commitment fee of $250, flood certification fee of $35 or a recording service fee of $20 as prepaid finance charges.						Reperforming 11-3
202524476				FL		Primary	Purchase			11/07/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003							Reperforming 11-3
202524478				PA		Primary	Purchase			11/08/2017	1			1								Reperforming 11-3
202524479	PA	Primary	Purchase	No	11/07/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/1996.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524480	TN	Primary	Purchase	No	11/07/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/07/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524482				MD		Primary	Purchase		No	11/07/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524483				TN		Primary	Purchase			11/09/2017	1			1								Reperforming 11-3
202524484	KY	Primary	Purchase	11/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,866.61 is underdisclosed from calculated Finance Charge of $95,760.70 in the amount of $2,894.09.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						Reperforming 11-3
202524485				MI		Primary	Purchase			11/07/2017	1			1								Reperforming 11-3
202524486				TN		Primary	Refinance Rate/Term			11/07/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003							Reperforming 11-3
202524487	MD	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/1991 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/02/1991.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-3
202524489				CA		Primary	Refinance Rate/Term			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/21/2002.						Random
202524600	MA	Primary	Refinance Rate/Term	11/09/2017	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state MA - max prepayment charge for MA loan is 3 moths Interest or the balance of the first years Interest.
An additional amount of 3 months interest may be charges where the mortgage loan is prepaid with in the 36 months and the purpose of such prepayment is to refinance the mortgage loan with another financial institution. Note states 60 months and 6 months interest . Lender is Lehman Brothers Bank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $523,493.74 is underdisclosed from calculated Finance Charge of $523,544.28 in the amount of $50.54.
																EXCEPTION INFO: TIL itemization did not disclose a title courier fee of $45 as prepaid finance charge.						Upsize
202524601				CA		Primary	Purchase			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/27/2003.						Random
202524602	MA	Primary	Refinance Cash-out - Debt Consolidation	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/12/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $449,929.22 is underdisclosed from calculated Finance Charge of $450,980.18 in the amount of $1,050.96.
																EXCEPTION INFO: TIL itemization did not disclose a loan discount fee of $983.75 as prepaid finance charge.						Upsize
202554460	NY	Primary	Purchase	No	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/26/1995 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/26/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 04/26/1995. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554461	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

															[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						NY Upsize 11-6
202554462	NY	Primary	Purchase	11/08/2017	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

																[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						NY Upsize 11-6
202554463	NY	Primary	Purchase	No	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/1996.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554464	NY	Primary	Purchase	Yes	11/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/28/1997 used as disbursement date for compliance testing.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/28/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/28/1996. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																EXCEPTION INFO: Occupancy could not be determined based on documentation provided						NY Upsize 11-6
202554465	NY	Primary	Refinance Cash-out - Debt Consolidation	11/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/1996.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.						NY Upsize 11-6
202554466	NC	Primary	Purchase	No	11/08/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/1998.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554469	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/1999.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554471	NC	Primary	Refinance Rate/Term	Yes	11/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554472	NC	Primary	Purchase	11/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2000.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
EXCEPTION INFO: PPP Expired. Prepayment Penalty Charges are not allowed per state (NC). Lender is Decision One Mortgage Company, LLC.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,207.67 is underdisclosed from calculated Finance Charge of $317,715.66 in the amount of $507.99.
																EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.						NC Upsize 11-6
202554475	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/23/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554476	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/15/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554477				NC		Primary	Refinance Cash-out - Other			11/08/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,395.57 is underdisclosed from calculated Finance Charge of $49,431.29 in the amount of $35.72.						NC Upsize 11-6
202554479	NC	Primary	Purchase	Yes	11/14/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-14): Missing a complete copy of the mortgage, only pages 1 and 2 provided in the file.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/03/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554480	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing complete copy of the Mortgage, only page 1 provided in the file.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/10/2001.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
GENERAL COMMENT (2017-11-08): Maximum allowed late charge for the state of North Carolina is 4% of the overdue payment, subject loan has the late charge of 5% of the overdue payment.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: The state of North Carolina does allow prepayment penalties on loans less than $150,000, the subject loan has a prepayment penalty with the loan amount of XXXX.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554481	NY	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554482	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing a complete copy of the mortgage, only page 1 provided in the file.

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/21/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554483	NC	Primary	Refinance Cash-out - Other	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/12/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554484	NC	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554487	NY	Primary	Purchase	Yes	11/09/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only first page provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						NY Upsize 11-6
202554488	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2001.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						NC Upsize 11-6
202554491	NY	Primary	Refinance Cash-out - Debt Consolidation	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,430.27 is underdisclosed from calculated Finance Charge of $193,479.37 in the amount of $49.10.
EXCEPTION INFO: TIL itemization did not disclose an title courier fee of $50 as prepaid
																finance charge						NY Upsize 11-6
202554493	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/17/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554496				NY		Primary	Purchase			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/25/2002.						NY Upsize 11-6
202554497	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554498	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554500	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554501	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing a complete copy of the mortgage, only the first page provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554502	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. CLEARED COMMENT (2017-11-15): Primary occupancy documented - clearing issue					NC Upsize 11-6
202554503	NC	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/08/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554504	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554505	NY	Primary	Purchase	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																EXCEPTION INFO: 6% late charge exceeds the New York state regulation of 2%.There is a clause in the note that states if any loan charges exceed the permitted limits then such loan charge shall be reduced to the permitted limit.						NY Upsize 11-6
202554506	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/27/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554507	NC	Primary	Refinance Cash-out - Other	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554508	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554509	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/20/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554510	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/27/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554512	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/16/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554513	NC	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/13/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554514	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554515				NY		Investment	Refinance Rate/Term			11/08/2017	1			1								NY Upsize 11-6
202554516	NY	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						NY Upsize 11-6
202554517	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: No Appraisal / Documentation reflecting the value in file.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/03/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554518	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 2-15 of 15.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/05/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554519				NY		Primary	Refinance Rate/Term			11/09/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						NY Upsize 11-6
202554520				NY		Primary	Refinance Cash-out - Other			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002.						NY Upsize 11-6
202554521	NY	Primary	Refinance Cash-out - Other	11/09/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,439.74 is underdisclosed from calculated Finance Charge of $287,145.58 in the amount of $705.84.
																EXCEPTION INFO: Unable to determine , reviewed the itemization and unable to located reason for the underdisclosure.						NY Upsize 11-6
202554522	NY	Primary	Refinance Cash-out - Other	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/21/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554523	NY	Primary	Refinance Cash-out - Debt Consolidation	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/12/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.						NY Upsize 11-6
202554524				NY		Primary	Refinance Cash-out - Other			11/08/2017	1			1								NY Upsize 11-6
202554525				NC		Primary	Refinance Rate/Term			11/09/2017	1			1								NC Upsize 11-6
202554526	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: No valuation in file

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/04/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554527	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554528				NY		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2003.						NY Upsize 11-6
202554529	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Final Hud-1 page 2 of 2 Illegible.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554530	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554531	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554532	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554533	NC	Primary	Purchase	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/22/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/22/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554534	NY	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554535	NY	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/20/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554536	NY	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554537	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554538	NY	Primary	Refinance Cash-out - Debt Consolidation	11/09/2017	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/28/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						NY Upsize 11-6
202554539				NY		Primary	Purchase			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2003.						NY Upsize 11-6
202554540	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/15/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 10/15/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						NC Upsize 11-6
202554541				NY		Primary	Refinance Cash-out - Other			11/09/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						NY Upsize 11-6
202554542	NC	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554543	NY	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554544	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/30/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Per late charge guidelines, late charge is limited to 2%.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554545	NY	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 6% late charge exceeds 2% maximum per state (NY).

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds 2% maximum per state (NY).

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554546	NY	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/12/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554547	NY	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/16/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554548	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554549	NC	Primary	Refinance Rate/Term	Yes	11/10/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554550	NC	Primary	Refinance Cash-out - Other	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554551	NC	Primary	Purchase	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554552	NY	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/18/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554553	NY	Primary	Refinance Cash-out - Debt Consolidation	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $590,071.74 is underdisclosed from calculated Finance Charge of $590,680.19 in the amount of $608.45.
EXCEPTION INFO: Unable to determine as the file did not contain an itemization of amount financed.

																[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on X/30/2004, prior to three (3) business days from transaction date of 04/30/2004.						NY Upsize 11-6
202554554	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554555	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554556	NC	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554557				NY		Primary	Purchase			11/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2004.						NY Upsize 11-6
202554558	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554559	NC	Primary	Refinance Rate/Term	Yes	11/10/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/10/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 02/10/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554560	NC	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554561	NC	Primary	Purchase	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2004.						NC Upsize 11-6
202554563				NY		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	1			1								NY Upsize 11-6
202554564	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554565	NY	Primary	Purchase	Yes	11/13/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NY Upsize 11-6
202554566	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Missing appraisal

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554567	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/10/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554569	NC	Primary	Purchase	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/17/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554570	NC	Primary	Refinance Cash-out - Other	Yes	11/10/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						NC Upsize 11-6
202554571	NY	Primary	Refinance Cash-out - Other	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/25/2004.						NY Upsize 11-6
202554572	NY	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,019.71 is underdisclosed from calculated Finance Charge of $223,176.89 in the amount of $157.18.
																EXCEPTION INFO: TIL Itemization only disclosed a settlement fee in the amount of $500.00, however the final HUD reflects a settlement fee of $750.00.						NY Upsize 11-6
202554573				NY		Primary	Purchase			11/09/2017	1			1								NY Upsize 11-6
202554574	NY	Primary	Refinance Rate/Term	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						NY Upsize 11-6
202554575	NY	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $475,047.79 is underdisclosed from calculated Finance Charge of $475,367.93 in the amount of $320.14.
																EXCEPTION INFO: Itemization did not disclose a settlement fee of $595 as prepaid finance charges. Itemization included a doc prep fee of $275 and HUD did not list fee.						NY Upsize 11-6
202554576				NY		Primary	Purchase			11/09/2017	1			1								NY Upsize 11-6
202554577	NY	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $513,436.35 is underdisclosed from calculated Finance Charge of $513,660.08 in the amount of $223.73.
																EXCEPTION INFO: TIL Itemization did not disclose a title closer fee of $200 and a courier fee of $35 as prepaid finance charges.						NY Upsize 11-6
202554578	NY	Primary	Refinance Cash-out - Debt Consolidation	11/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2003.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						NY Upsize 11-6
202554579	NY	Primary	Purchase	11/13/2017	1	1	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final Application is not provided.

[3] Application / Processing - Missing Valuation:
															EXCEPTION INFO: Appraisal not provided							NY Upsize 11-6
202554580	NY	Primary	Purchase	11/08/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $542,738.76 is underdisclosed from calculated Finance Charge of $543,177.47 in the amount of $438.71.
																EXCEPTION INFO: Finance charge under disclosed due to difference in payment stream reflected on TIL and calculated payment stream. Per MI cert, annual rate of 1.04% is through year 10 or 120 payments of $2,506.23. Final TIL indicates 118 payments of $2,506.23.						NY Upsize 11-6
202554581				NY		Primary	Refinance Cash-out - Debt Consolidation			11/09/2017	2			2		[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.						NY Upsize 11-6
202554582	NY	Primary	Refinance Rate/Term	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						NY Upsize 11-6
202593152	IL	Primary	Construction-Permanent	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/07/1994 used as disbursement date for compliance testing.

																[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/07/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/07/1993. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.						HOEPA 11-9
202593153	IL	Primary	Refinance Cash-out - Other	11/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $437,415.20 is underdisclosed from calculated Finance Charge of $437,733.12 in the amount of $317.92.
																EXCEPTION INFO: TIL Itemization does not reflect settlement fee of $237.50 or a courier fee of $80 as prepaid finance charges.						HOEPA 11-9
202593154	WA	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/14/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/14/1999.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593155	WA	Primary	Refinance Cash-out - Home Improvement	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/1999.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593156	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/16/2000.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593157	KS	Primary	Refinance Cash-out - Other	11/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/25/2000.						HOEPA 11-9
202593158	FL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2000.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds 5% maximum per state FL

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593159	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/17/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/1999.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593160	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: The title evidence was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/1997.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593161	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/1997.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593162	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/1997.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593163	OH	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/1996.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593164	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593166	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/11/1999.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593168	IL	Primary	Purchase	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,332.90 is underdisclosed from calculated Finance Charge of $55,473.10 in the amount of $140.20.
																EXCEPTION INFO: Per the closing instructions, the $165 settlement fee was not included in the prepaid finance charges.						HOEPA 11-9
202593169	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/18/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593170	NE	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/08/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593172	AL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/12/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593173	AL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/29/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593174	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593175	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/27/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593176				IL		Primary	Refinance Cash-out - Debt Consolidation			11/13/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/25/2002.						HOEPA 11-9
202593177	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593179	IL	Primary	Refinance Rate/Term	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% within 10 days - note states 10% within 15 days.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/11/2002.						HOEPA 11-9
202593180	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/21/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593181	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593182	AL	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/31/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593185	AZ	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3-15 of 15.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593186	IL	Primary	Purchase	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2001.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593187	AZ	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593188	IL	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593189	IL	Primary	Purchase	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/08/2002.						HOEPA 11-9
202593191	FL	Primary	Refinance Rate/Term	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/08/2002.

[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,346.84 is underdisclosed from calculated Finance Charge of $173,822.93 in the amount of $476.09.
																EXCEPTION INFO: TIL itemization did not disclose a mortgage application fee of $326.00 and a a warehousing fee of $150.00 as prepaid finance charges.						HOEPA 11-9
202593192	CA	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593193	IL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. PPP of 3%,2%,1% exceeds (IL) limit of No prepayment allowed if interest rate is above 8%. Lender is EquiFirst Corporation.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593194	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/12/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593195	IL	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593196	NV	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/21/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593198	NV	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593199	MI	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/11/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Prepayment charge not allowed per state (MI) - max prepayment charge for MI is 1% within 3 years - note states 6 months advance interest on any amount in excess of 20% within first 60 months. Lender is First National Bank of Arizona.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593200	IN	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: title not in file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/12/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593201	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3-15 of 15.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal or value information was not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2002.
EXCEPTION INFO: Applications were not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593202	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-13): Missing a complete copy of the mortgage, only page 1 provided in the file.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/13/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593203	FL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/27/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593205	IL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593206	PA	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						HOEPA 11-9
202593207	NM	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593208	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/13/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593209	CA	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/18/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593210	IL	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593211	IL	Primary	Purchase	11/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/07/2002.						HOEPA 11-9
202593213	AZ	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/16/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593214	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/30/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - prepayment charge is not permitted on loans exceeding 8% APR - note states 8.75% APR and 6 months interest on the amount prepaid over 20% OPB. Lender is St. Francis Mortgage Corporation.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593215	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/11/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593216	IL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/17/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593217	IN	Primary	Refinance Cash-out - Debt Consolidation	11/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/13/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						HOEPA 11-9
202593218	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593219	IL	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Loan application was not located in the file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty>
EXCEPTION INFO: Appraisal was not located in the file.

[3] Missing Data - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/13/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 09/13/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593220	HI	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Provided page 1 only missing pages 2-15 of 15.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/03/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593221	CA	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593222	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Value determination product not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/21/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593223	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/22/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593224	AL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File only contains page one of the Mortgage.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either preliminary or final title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593225	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593226	IL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593227	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593228	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593229				IL		Primary	Purchase			11/13/2017	1			1								HOEPA 11-9
202593230	IL	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593231	CA	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/26/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593232	MA	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceed 3% maximum per state of MA.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Maximum is 3%

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593233	FL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/07/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593234	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File contained only 2 pages of the Security Instrument

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/18/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593236	CO	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593237	IL	Primary	Refinance Cash-out - Other	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.

																[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						HOEPA 11-9
202593238	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/02/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593239	IL	Primary	Refinance Rate/Term	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/28/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,516.75 is underdisclosed from calculated Finance Charge of $210,690.47 in the amount of $13,173.72.
																EXCEPTION INFO: It appears a lower Index was used at origination than the 2.1863% Index available within the look-back period.						HOEPA 11-9
202593240				IL		Primary	Purchase			11/13/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003.						HOEPA 11-9
202593241	IL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593242	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593243	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/08/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593245	IL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593246				IL		Investment	Purchase			11/13/2017	2			2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.						HOEPA 11-9
202593247	IL	Primary	Purchase	No	11/13/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593248	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/30/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593249	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/25/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593250	IL	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided. [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593251	IL	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593252	IL	Primary	Purchase	No	11/13/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
EXCEPTION INFO: All documents reflect the 7/21/04 closing date and HUD! confirms XXXX disbursement date. The Security Instrument notary acknowledgement is the only document reflecting 7/27/04.

															[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593253	IL	Primary	Purchase	Yes	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593254				IL		Primary	Purchase		Yes	11/13/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593255	IL	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593256	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA 11-9
202593258				OH		Primary	Refinance Cash-out - Debt Consolidation			11/13/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/15/2002.						HOEPA 11-9
202593260				TN		Primary	Refinance Cash-out - Other			11/13/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/21/2003.						HOEPA 11-9
202599846	OH	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/21/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of X/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was 12/21/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599847	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/15/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599849	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599850	OH	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/19/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599851	LA	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/13/2002.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599852	MI	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599853				CA		Primary	Refinance Cash-out - Other			11/13/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/28/2003.						Reperforming 11-10-2017
202599855	TX	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599856	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/08/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/08/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599858	MA	Primary	Purchase	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599859	PA	Primary	Purchase	No	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599860	OH	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-13): Missing a complete copy of the mortgage, only page 1 provided in the file.

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Prepayment penalty of 6% of the unpaid balance for the first 36 months exceeds the maximum allowed prepayment penalty for Ohio. Prepayment penalty has expired.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599861	IL	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599862				TN		Primary	Purchase		No	11/14/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599863				IN		Second Home	Purchase			11/14/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.							Reperforming 11-10-2017
202599864				AL		Primary	Refinance Cash-out - Other			11/14/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,053.78 is underdisclosed from calculated Finance Charge of $138,221.63 in the amount of $167.85.						Reperforming 11-10-2017
202599865	NY	Primary	Refinance Cash-out - Other	Yes	11/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599867	NC	Investment	Purchase	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal Not Provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2003.						Reperforming 11-10-2017
202599868	CO	Primary	Refinance Cash-out - Other	Yes	11/14/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599869	WI	Primary	Purchase	No	11/15/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/19/2004.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599870	PA	Primary	Refinance Rate/Term	Yes	11/14/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599871	TN	Primary	Purchase	No	11/15/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Missing page 1 of the final HUD-1.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2003.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599872				NC		Investment	Purchase			11/14/2017	3			3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.							Reperforming 11-10-2017
202599873	AL	Primary	Refinance Rate/Term	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599875				MD		Primary	Purchase			11/14/2017	1			1								Reperforming 11-10-2017
202599876				GA		Investment	Refinance Cash-out - Other			11/14/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.							Reperforming 11-10-2017
202599877	NY	Primary	Refinance Rate/Term	Yes	11/14/2017	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599878				TX		Primary	Purchase		Yes	11/14/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming 11-10-2017
202599879	NY	Primary	Purchase	11/14/2017	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceed max of 2% for State of New York

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 9.93900% is overdisclosed from calculated APR of 9.58298% outside of 0.125% tolerance.

																[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $626,378.16 is underdisclosed from calculated Finance Charge of $627,327.92 in the amount of $949.76.						Reperforming 11-10-2017
202599880	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599881				LA		Primary	Refinance Cash-out - Debt Consolidation			11/13/2017	1			1								HOEPA Upsize 11-10
202599882	OH	Primary	Refinance Cash-out - Other	Yes	11/13/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599883	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/09/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599884	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/15/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599885	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File only contains page one of the Mortgage.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either preliminary or final title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 06/25/2002						HOEPA Upsize 11-10
202599886	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/20/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599887	AZ	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/09/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599888	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599889				SC		Primary	Refinance Cash-out - Debt Consolidation			11/13/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2002.						HOEPA Upsize 11-10
202599890	MO	Primary	Refinance Cash-out - Debt Consolidation	11/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																EXCEPTION INFO: PPP Expired. Prepayment Penalty Charges are not allowed per state (MO) - max prepayment penalty charge for MO is 2% within 36 months - note states 6 months advance interest. Lender is Aegis Mortgage Corporation.						HOEPA Upsize 11-10
202599891	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599892	KS	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/18/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599893				FL		Primary	Refinance Rate/Term			11/13/2017	1			1								HOEPA Upsize 11-10
202599894	OH	Primary	Refinance Rate/Term	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/09/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202599895	MI	Primary	Refinance Cash-out - Other	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Prepay charge not allowed per state (MI) - max prepayment charge for MI is 1% - Note states 6 months interest in excess of 20% of the original loan amount.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						HOEPA Upsize 11-10
202610291				GA		Primary	Purchase		No	11/13/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						Reperforming11-10